Annuity Investors Variable Account B

Financial Statements

Year ended December 31, 2025

with Report of Independent Registered Public Accounting

ANNUITY INVESTORS VARIABLE ACCOUNT B

FINANCIAL STATEMENTS

Year Ended December 31, 2025

KPMG LLP Suite 3400 312 Walnut Street Cincinnati, OH 45202

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Annuity Investors Life Insurance Company and Contract Owners of Annuity Investors Variable Account B:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix that comprise Annuity Investors Variable Account B (the Subaccounts), as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods listed in the Appendix, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Subaccounts as of December 31, 2025, the results of their operations for the year then ended, and the changes in their net assets for each of the years or periods listed in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Subaccounts’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Subaccounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the Subaccounts’ auditor since 2021.

Columbus, Ohio

April 10, 2026

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Appendix

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. American Value Fund-Series I Shares

Invesco V.I. Comstock Fund-Series I Shares

Invesco V.I. Core Equity Fund-Series I Shares

Invesco V.I. Discovery Large Cap Fund-Series I Shares (1)

Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares

Invesco V.I. Diversified Dividend Fund-Series I Shares

Invesco V.I. Health Care Fund-Series I Shares

Invesco V.I. High Yield Fund-Series I Shares

Invesco V.I. Main Street Fund®-Series I Shares

Invesco V.I. Small Cap Equity Fund-Series I Shares

ALPS Variable Investment Trust

Morningstar Balanced ETF Asset Allocation Portfolio-Class II

Morningstar Conservative ETF Asset Allocation Portfolio-Class II

Morningstar Growth ETF Asset Allocation Portfolio-Class II

Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II

BNY Mellon Investment Portfolios

MidCap Stock Portfolio-Service Shares

Technology Growth Portfolio-Initial Shares

BNY Mellon Stock Index Fund, lnc.-lnitial Shares

BNY Mellon Sustainable U.S. Equity Portfolio, lnc.-lnitial Shares

BNY Mellon Variable Investment Fund

Appreciation Portfolio-Initial Shares

Government Money Market Portfolio

Growth and Income Portfolio-Initial Shares

Small Cap Portfolio-Initial Shares(1)

Calamos® Advisors Trust

Calamos® Growth and Income Portfolio

Davis Variable Account Fund, Inc.

Davis Equity Portfolio

Deutsche DWS Investments VIT Funds

DWS Small Cap Index VIP-Class A

Franklin Templeton Variable Insurance Products Trust

Templeton Foreign VIP Fund-Class 2

Janus Aspen Series

Janus Henderson VIT Balanced Portfolio-Institutional Shares

Janus Henderson VIT Enterprise Portfolio-Institutional Shares

Janus Henderson VIT Forty Portfolio-Institutional Shares

Janus Henderson VIT Global Research Portfolio-Institutional Shares

Janus Henderson VIT Overseas Portfolio-Service Shares

Janus Henderson VIT Research Portfolio-Institutional Shares

Lincoln Variable Insurance Products Trust

LVIP American Century Capital Appreciation Fund-Standard Class II

LVIP American Century Large Company Value Fund- Standard Class II

LVIP American Century Mid Cap Value Fund- Standard Class II

LVIP American Century Ultra® Fund- Standard Class II

Morgan Stanley Variable Insurance Fund, Inc.

Discovery Portfolio-Class I

PIMCO Variable Insurance Trust

PIMCO Real Return Portfolio-Administrative Class Shares

PIMCO Total Return Portfolio-Administrative Class Shares

Wilshire Variable Insurance Trust

Wilshire Global Allocation Fund

Statement of changes in net assets for the period from January 1, 2024 to April 26, 2024 (liquidation date).

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Conservative Balanced Fund-Series I Shares

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for the year ended December 31, 2025 and the period from April 26, 2024 (inception) to December 31, 2024.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Equity and Income Fund-Series I Shares

Statement of changes in net assets for the period from January 1, 2024 to December 4, 2024 (liquidation date).

Morgan Stanley Variable Insurance Fund, Inc.

U.S. Real Estate Portfolio-Class I

(1)	See Note 1 to the financial statements for the former name of the subaccount.

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENTS OF ASSETS AND LIABILITIES

As of December 31, 2025

	Shares	Cost	Fair Value
Assets:
Investments in portfolio shares, at fair value (Note 2):
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	360,114.130	$5,370,658	$6,536,071
Invesco V.I. Comstock Fund-Series I Shares	221,442.039	3,900,101	4,743,288
Invesco V.I. Core Equity Fund-Series I Shares	102,202.761	3,010,957	3,682,365
Invesco V.I. Discovery Large Cap Fund-Series I Shares	29,616.241	1,444,208	1,873,227
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	83,706.692	5,980,054	6,295,580
Invesco V.I. Diversified Dividend Fund-Series I Shares	33,239.984	857,586	904,792
Invesco V.I. Equity and Income Fund-Series I Shares	38,108.168	659,986	696,236
Invesco V.I. Health Care Fund-Series I Shares	82,902.672	2,332,137	2,477,961
Invesco V.I. High Yield Fund-Series I Shares	161,185.284	784,787	764,018
Invesco V.I. Main Street Fund®-Series I Shares	83,765.539	1,611,500	1,855,407
Invesco V.I. Small Cap Equity Fund-Series I Shares	61,196.628	1,069,822	1,227,604
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	44,431.951	469,570	499,859
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	18,824.568	202,876	203,494
Morningstar Growth ETF Asset Allocation Portfolio-Class II	74,128.215	847,474	989,612
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	70,588.000	747,665	734,821
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	26,840.932	477,419	542,187
Technology Growth Portfolio-Initial Shares	855,265.594	17,265,903	19,012,554
BNY Mellon Stock Index Fund, Inc.-Initial Shares	567,869.724	32,649,604	49,489,846
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	117,430.708	4,522,124	6,869,696
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	203,426.731	7,075,922	6,849,378
Government Money Market Portfolio	6,409,481.200	6,409,481	6,409,481
Growth and Income Portfolio-Initial Shares	98,140.482	3,015,189	3,904,028
Small Cap Portfolio-Initial Shares	78,674.118	3,331,131	3,776,358
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	25,192.476	444,684	623,514
Davis Variable Account Fund, Inc.:
Davis Equity Portfolio	82,346.463	542,058	516,312
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	156,697.430	2,081,193	2,353,595
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	52,873.070	694,862	857,601
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	413,554.105	15,597,831	23,101,132
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	187,928.640	14,018,610	15,707,076
Janus Henderson VIT Forty Portfolio-Institutional Shares	277,818.084	12,156,680	16,507,951
Janus Henderson VIT Global Research Portfolio-Institutional Shares	124,265.880	6,580,976	9,900,263
Janus Henderson VIT Overseas Portfolio-Institutional Shares	156,363.859	4,708,013	8,728,231
Janus Henderson VIT Research Portfolio-Institutional Shares	230,980.156	9,009,152	14,990,612
Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund-Standard Class II	342,227.589	4,902,244	5,188,170
LVIP American Century Large Company Value Fund-Standard Class II	90,702.890	1,530,962	1,815,237
LVIP American Century Mid Cap Value Fund-Standard Class II	194,395.965	3,795,296	3,761,368
LVIP American Century Ultra® Fund-Standard Class II	186,050.938	4,244,518	5,859,860
Morgan Stanley Variable Insurance Fund, Inc.:
Discovery Portfolio-Class I	118,481.404	488,316	864,914
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	55,743.083	639,439	669,474
PIMCO Total Return Portfolio-Administrative Class	260,448.476	2,567,148	2,461,238
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	18,290.505	334,838	376,967

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2025

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2):
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares - 1.40% series contract	67,275.979	$96.452255	$6,488,920
Invesco V.I. American Value Fund-Series I Shares - 1.10% series contract	348.033	105.122894	36,586
Invesco V.I. American Value Fund-Series I Shares - 0.95% series contract	96.280	109.736076	10,565
Invesco V.I. Comstock Fund-Series I Shares - 1.50% series contract	210.790	37.094802	7,819
Invesco V.I. Comstock Fund-Series I Shares - 1.40% series contract	123,206.056	37.651761	4,638,925
Invesco V.I. Comstock Fund-Series I Shares - 1.10% series contract	674.442	39.371056	26,553
Invesco V.I. Comstock Fund-Series I Shares - 0.95% series contract	1,738.610	40.256737	69,991
Invesco V.I. Core Equity Fund-Series I Shares - 1.40% series contract	91,260.883	39.912468	3,642,447
Invesco V.I. Core Equity Fund-Series I Shares - 1.10% series contract	118.378	42.375266	5,016
Invesco V.I. Core Equity Fund-Series I Shares - 0.95% series contract	799.439	43.658333	34,902
Invesco V.I. Discovery Large Cap Fund-Series I Shares - 1.40% series contract	31,559.659	56.594210	1,786,094
Invesco V.I. Discovery Large Cap Fund-Series I Shares - 1.10% series contract	1,020.842	60.343267	61,601
Invesco V.I. Discovery Large Cap Fund-Series I Shares - 0.95% series contract	409.810	62.302656	25,532
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 1.40% series contract	376,905.706	16.302550	6,144,524
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 1.10% series contract	5,274.773	16.586364	87,489
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 0.95% series contract	3,799.670	16.729593	63,567
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.40% series contract	26,979.736	32.389472	873,859
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.10% series contract	848.436	33.868434	28,735
Invesco V.I. Diversified Dividend Fund-Series I Shares - 0.95% series contract	63.465	34.630360	2,198
Invesco V.I. Equity and Income Fund Series I - 1.40% series contract	58,731.411	11.854580	696,236
Invesco V.I. Health Care Fund-Series I Shares - 1.40% series contract	65,002.170	37.946594	2,466,611
Invesco V.I. Health Care Fund-Series I Shares - 1.10% series contract	131.902	40.895128	5,394
Invesco V.I. Health Care Fund-Series I Shares - 0.95% series contract	140.300	42.449604	5,956
Invesco V.I. High Yield Fund-Series I Shares - 1.40% series contract	31,106.784	23.715641	737,718
Invesco V.I. High Yield Fund-Series I Shares - 1.10% series contract	515.964	25.332175	13,070
Invesco V.I. High Yield Fund-Series I Shares - 0.95% series contract	505.396	26.178135	13,230
Invesco V.I. Main Street Fund®-Series I Shares - 1.40% series contract	32,937.284	51.481479	1,695,661
Invesco V.I. Main Street Fund®-Series I Shares - 1.10% series contract	1,660.645	54.891603	91,155
Invesco V.I. Main Street Fund®-Series I Shares - 0.95% series contract	1,210.271	56.674238	68,591
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.40% series contract	28,550.606	40.524304	1,156,993
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.25% series contract	52.047	41.847033	2,178
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.10% series contract	467.918	43.209428	20,218
Invesco V.I. Small Cap Equity Fund-Series I Shares - 0.95% series contract	1,080.736	44.612770	48,215
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.40% series contract	21,597.335	20.064806	433,346
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.10% series contract	83.635	21.237718	1,776
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 0.95% series contract	2,963.135	21.847409	64,737
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.40% series contract	14,725.585	13.819043	203,494
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	35,122.122	23.134172	812,522
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 0.95% series contract	7,030.348	25.189427	177,090
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	39,464.958	16.746146	660,886
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 0.95% series contract	4,054.813	18.233923	73,935
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares - 1.40% series contract	15,905.419	29.295483	465,957
MidCap Stock Portfolio-Service Shares - 0.95% series contract	2,389.771	31.898375	76,230
Technology Growth Portfolio-Initial Shares - 1.50% series contract	15.336	87.324773	1,338
Technology Growth Portfolio-Initial Shares - 1.40% series contract	212,064.810	89.214309	18,919,216
Technology Growth Portfolio-Initial Shares - 1.10% series contract	141.225	95.124119	13,434
Technology Growth Portfolio-Initial Shares - 0.95% series contract	799.952	98.212840	78,566
BNY Mellon Stock Index Fund, Inc.-Initial Shares - 1.50% series contract	2.954	74.984746	221
BNY Mellon Stock Index Fund, Inc.-Initial Shares - 1.40% series contract	634,968.774	77.169340	49,000,121
BNY Mellon Stock Index Fund, Inc.-Initial Shares - 1.25% series contract	180.876	64.083265	11,591
BNY Mellon Stock Index Fund, Inc.-Initial Shares - 1.10% series contract	2,949.826	84.105144	248,096
BNY Mellon Stock Index Fund, Inc.-Initial Shares - 0.95% series contract	2,617.656	87.794889	229,817
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares- 1.40% series contract	120,446.013	56.018112	6,747,158
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares- 1.10% series contract	2,007.056	61.053681	122,538

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2025

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares - 1.40% series contract	106,976.406	$63.467295	$6,789,503
Appreciation Portfolio-Initial Shares - 1.10% series contract	338.737	69.171807	23,431
Appreciation Portfolio-Initial Shares - 0.95% series contract	504.725	72.205482	36,444
Government Money Market Portfolio - 1.40% series contract	5,333,409.407	1.165340	6,215,234
Government Money Market Portfolio - 1.25% series contract	953.953	1.175721	1,122
Government Money Market Portfolio - 1.10% series contract	67,827.397	1.254255	85,073
Government Money Market Portfolio - 0.95% series contract	83,192.977	1.298806	108,052
Growth and Income Portfolio-Initial Shares - 1.40% series contract	58,261.413	66.615690	3,881,124
Growth and Income Portfolio-Initial Shares - 1.10% series contract	263.158	72.603400	19,106
Growth and Income Portfolio-Initial Shares - 0.95% series contract	50.114	75.788285	3,798
Small Cap Portfolio-Initial Shares - 1.50% series contract	125.577	33.401686	4,195
Small Cap Portfolio-Initial Shares - 1.40% series contract	109,685.315	34.374130	3,770,337
Small Cap Portfolio-Initial Shares - 1.10% series contract	44.542	37.464741	1,669
Small Cap Portfolio-Initial Shares - 0.95% series contract	4.014	39.109065	157
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio - 1.40% series contract	16,088.242	34.754884	559,145
Calamos® Growth and Income Portfolio - 0.95% series contract	1,700.988	37.842093	64,369
Davis Variable Account Fund, Inc.:
Davis Equity Portfolio - 1.40% series contract	13,061.635	34.519655	450,882
Davis Equity Portfolio - 1.10% series contract	1,259.320	36.537642	46,013
Davis Equity Portfolio - 0.95% series contract	516.582	37.586564	19,417
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A - 1.40% series contract	45,208.192	51.446224	2,325,790
DWS Small Cap Index VIP-Class A - 1.10% series contract	64.220	55.773185	3,582
DWS Small Cap Index VIP-Class A - 0.95% series contract	417.166	58.065324	24,223
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2 - 1.40% series contract	53,427.994	13.856499	740,324
Templeton Foreign VIP Fund-Class 2 - 1.10% series contract	2,535.162	14.666753	37,183
Templeton Foreign VIP Fund-Class 2 - 0.95% series contract	5,308.481	15.087867	80,094
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.40% series contract	287,862.086	79.270904	22,819,088
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.10% series contract	1,197.347	86.395553	103,445
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 0.95% series contract	1,980.364	90.184948	178,599
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.40% series contract	151,738.280	101.270781	15,366,654
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.25% series contract	43.911	82.603573	3,627
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.10% series contract	2,397.847	110.375602	264,664
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 0.95% series contract	626.043	115.216523	72,131
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.50% series contract	196.106	84.786875	16,628
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.40% series contract	188,181.345	87.107186	16,391,947
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.10% series contract	654.676	94.432422	61,823
Janus Henderson VIT Forty Portfolio-Institutional Shares - 0.95% series contract	381.975	98.313314	37,553
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.40% series contract	191,592.443	51.302526	9,829,176
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.10% series contract	1,257.397	55.914636	70,307
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 0.95% series contract	13.356	58.366795	780
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.40% series contract	169,282.244	49.967776	8,458,657
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.25% series contract	28.242	41.851140	1,182
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.10% series contract	2,343.414	54.460113	127,623
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 0.95% series contract	2,476.174	56.849313	140,769
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.50% series contract	21.176	81.632073	1,728
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.40% series contract	175,549.184	84.009411	14,747,784
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.10% series contract	2,629.155	91.560954	240,728
Janus Henderson VIT Research Portfolio-Institutional Shares - 0.95% series contract	3.891	95.578707	372
Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund-Standard Class II - 1.50% series contract	39.890	27.569853	1,100
LVIP American Century Capital Appreciation Fund-Standard Class II - 1.40% series contract	183,826.208	27.898981	5,128,564
LVIP American Century Capital Appreciation Fund-Standard Class II - 1.10% series contract	1,677.307	28.909015	48,489
LVIP American Century Capital Appreciation Fund-Standard Class II - 0.95% series contract	340.431	29.425726	10,017
LVIP American Century Large Company Value Fund-Standard Class II - 1.40% series contract	52,302.237	32.794377	1,715,220
LVIP American Century Large Company Value Fund-Standard Class II - 1.10% series contract	868.456	34.967017	30,367
LVIP American Century Large Company Value Fund-Standard Class II - 0.95% series contract	1,929.230	36.102719	69,650
LVIP American Century Mid Cap Value Fund-Standard Class II - 1.40% series contract	75,831.617	48.177533	3,653,381
LVIP American Century Mid Cap Value Fund-Standard Class II - 1.10% series contract	847.686	51.369317	43,545
LVIP American Century Mid Cap Value Fund-Standard Class II - 0.95% series contract	1,215.039	53.037255	64,442
LVIP American Century Ultra® Fund-Standard Class II - 1.50% series contract	26.584	74.281138	1,975
LVIP American Century Ultra® Fund-Standard Class II - 1.40% series contract	74,864.362	75.888155	5,681,318
LVIP American Century Ultra® Fund-Standard Class II - 1.10% series contract	1,279.923	80.914990	103,565
LVIP American Century Ultra® Fund-Standard Class II - 0.95% series contract	873.840	83.542037	73,002
Morgan Stanley Variable Insurance Fund, Inc.:
Discovery Portfolio-Class I - 1.40% series contract	17,434.613	48.508651	845,729
Discovery Portfolio-Class I - 1.10% series contract	44.090	51.344725	2,264
Discovery Portfolio-Class I - 0.95% series contract	320.356	52.818844	16,921
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class - 1.40% series contract	40,245.398	15.525392	624,825
PIMCO Real Return Portfolio-Administrative Class - 1.10% series contract	390.440	16.553948	6,463
PIMCO Real Return Portfolio-Administrative Class - 0.95% series contract	2,234.170	17.091598	38,186
PIMCO Total Return Portfolio-Administrative Class - 1.40% series contract	135,133.798	16.498159	2,229,459
PIMCO Total Return Portfolio-Administrative Class - 1.10% series contract	3,860.929	17.591178	67,918
PIMCO Total Return Portfolio-Administrative Class - 0.95% series contract	9,021.958	18.162457	163,861
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund - 1.40% series contract	22,702.361	15.844439	359,706
Wilshire Global Allocation Fund - 1.10% series contract	1,066.210	16.189326	17,261

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2025

	Dividends from Investments in Portfolio Shares	Mortality and Expense Risk Fee (Note 3)	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Gain (Loss) on Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	$28,222	$87,569	$(59,348)	$111,905	$941,682	$129,885	$1,183,472	$1,124,124
Invesco V.I. Comstock Fund-Series I Shares	76,888	64,622	12,266	83,177	484,806	106,951	674,934	687,200
Invesco V.I. Core Equity Fund-Series I Shares	22,688	49,204	(26,516)	(38,431)	261,182	265,705	488,456	461,940
Invesco V.I. Discovery Large Cap Fund-Series I Shares	0	25,967	(25,967)	51,724	223,509	(48,775)	226,458	200,491
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	0	90,847	(90,847)	57,025	533,802	(313,034)	277,793	186,946
Invesco V.I. Diversified Dividend Fund-Series I Shares	14,058	12,429	1,629	15,221	67,214	32,977	115,412	117,041
Invesco V.I. Equity and Income Fund-Series I Shares	13,840	10,144	3,696	16,387	35,157	26,164	77,708	81,404
Invesco V.I. Health Care Fund-Series I Shares	0	32,447	(32,447)	7,691	95,221	230,343	333,255	300,808
Invesco V.I. High Yield Fund-Series I Shares	53,015	9,326	43,689	(12,503)	0	2,477	(10,026)	33,663
Invesco V.I. Main Street Fund®-Series I Shares	9,850	25,511	(15,661)	(90,437)	112,657	237,144	259,364	243,703
Invesco V.I. Small Cap Equity Fund-Series I Shares	0	17,578	(17,578)	40,459	52,608	1,616	94,683	77,105
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	9,104	6,764	2,340	12,316	51,480	(3,398)	60,398	62,738
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	5,319	2,797	2,522	(274)	0	11,470	11,196	13,718
Morningstar Growth ETF Asset Allocation Portfolio-Class II	13,585	17,116	(3,531)	153,225	68,216	(19,794)	201,647	198,116
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	16,060	7,929	8,131	307	56,417	(7,005)	49,719	57,850
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	3,024	8,987	(5,963)	39,955	62,412	(46,654)	55,713	49,750
Technology Growth Portfolio-Initial Shares	0	248,433	(248,433)	53,611	7,988,719	(3,602,624)	4,439,706	4,191,273
BNY Mellon Stock Index Fund, Inc.-Initial Shares	489,364	674,405	(185,042)	3,656,126	2,717,046	937,982	7,311,154	7,126,112
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	16,903	92,260	(75,356)	216,890	540,121	214,452	971,463	896,107
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	25,558	97,885	(72,327)	(137,831)	1,071,728	(295,576)	638,321	565,994
Government Money Market Portfolio	266,952	120,261	146,691	0	0	0	0	146,691
Growth and Income Portfolio-Initial Shares	16,938	52,641	(35,703)	92,371	306,153	160,567	559,091	523,388
Small Cap Portfolio-Initial Shares	24,391	51,638	(27,246)	(73,771)	0	439,221	365,450	338,204
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	1,783	8,068	(6,286)	31,485	48,128	16,096	95,709	89,423
Davis Variable Account Fund, Inc.:
Davis Equity Portfolio	4,918	6,330	(1,412)	(10,460)	74,470	45,452	109,462	108,050
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	32,302	32,370	(67)	76,852	137,949	25,475	240,276	240,209
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	19,202	11,243	7,959	48,888	53,615	91,724	194,227	202,186
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	459,352	321,985	137,367	1,419,043	753,445	606,796	2,779,284	2,916,651
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	32,005	222,828	(190,823)	802,919	1,209,878	(878,787)	1,134,010	943,187
Janus Henderson VIT Forty Portfolio-Institutional Shares	11,604	223,529	(211,925)	693,122	1,915,003	52,897	2,661,022	2,449,097
Janus Henderson VIT Global Research Portfolio-Institutional Shares	55,188	134,672	(79,485)	1,045,375	840,387	(128,239)	1,757,523	1,678,038
Janus Henderson VIT Overseas Portfolio-Institutional Shares	117,822	116,784	1,038	645,430	0	1,361,746	2,007,176	2,008,214
Janus Henderson VIT Research Portfolio-Institutional Shares	0	204,931	(204,931)	1,323,976	1,113,606	(6,403)	2,431,179	2,226,248
Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund-Standard Class II	0	76,726	(76,726)	131,866	864,177	(629,997)	366,046	289,320
LVIP American Century Large Company Value Fund-Standard Class II	26,280	24,372	1,908	68,302	114,493	43,425	226,220	228,128
LVIP American Century Mid Cap Value Fund-Standard Class II	71,278	55,971	15,308	12,956	308,621	(58,802)	262,775	278,083
LVIP American Century Ultra® Fund-Standard Class II	0	83,339	(83,339)	507,395	473,897	(294,498)	686,794	603,455
Morgan Stanley Variable Insurance Fund, Inc.:
Discovery Portfolio-Class I	3,726	12,450	(8,724)	44,444	0	59,797	104,241	95,517
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	23,178	9,642	13,535	(7,378)	0	37,282	29,904	43,439
PIMCO Total Return Portfolio-Administrative Class	94,254	31,436	62,818	(144,553)	0	251,333	106,780	169,598
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	11,347	4,893	6,454	610	11,084	33,625	45,319	51,773

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2025

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	$(59,348)	$111,905	$941,682	$129,885	$1,124,124	$60,503	$1,024,204	$20,397	$(943,304)	$180,820	$6,355,251	$6,536,071
Invesco V.I. Comstock Fund-Series I Shares	12,266	83,177	484,806	106,951	687,200	42,110	572,303	(37,436)	(567,628)	119,572	4,623,716	4,743,288
Invesco V.I. Core Equity Fund-Series I Shares	(26,516)	(38,431)	261,182	265,705	461,940	17,428	327,171	(12,482)	(322,225)	139,715	3,542,650	3,682,365
Invesco V.I. Discovery Large Cap Fund-Series I Shares	(25,967)	51,724	223,509	(48,775)	200,491	18,837	237,101	(28,058)	(246,322)	(45,831)	1,919,058	1,873,227
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	(90,847)	57,025	533,802	(313,034)	186,946	44,570	924,293	(54,149)	(933,873)	(746,927)	7,042,507	6,295,580
Invesco V.I. Diversified Dividend Fund-Series I Shares	1,629	15,221	67,214	32,977	117,041	11,462	112,418	(6,472)	(107,427)	9,614	895,178	904,792
Invesco V.I. Equity and Income Fund-Series I Shares	3,696	16,387	35,157	26,164	81,404	9,019	205,828	19,652	(177,157)	(95,753)	791,989	696,236
Invesco V.I. Health Care Fund-Series I Shares	(32,447)	7,691	95,221	230,343	300,808	70,062	101,256	(4,855)	(36,048)	264,760	2,213,201	2,477,961
Invesco V.I. High Yield Fund-Series I Shares	43,689	(12,503)	0	2,477	33,663	13,042	85,189	209,255	137,109	170,772	593,246	764,018
Invesco V.I. Main Street Fund®-Series I Shares	(15,661)	(90,437)	112,657	237,144	243,703	12,456	277,798	(26,384)	(291,727)	(48,024)	1,903,431	1,855,407
Invesco V.I. Small Cap Equity Fund-Series I Shares	(17,578)	40,459	52,608	1,616	77,105	16,878	256,427	(18,644)	(258,193)	(181,088)	1,408,692	1,227,604
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	2,340	12,316	51,480	(3,398)	62,738	9,300	41,020	(14,220)	(45,940)	16,798	483,061	499,859
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	2,522	(274)	0	11,470	13,718	4,638	17,025	1,653	(10,734)	2,984	200,510	203,494
Morningstar Growth ETF Asset Allocation Portfolio-Class II	(3,531)	153,225	68,216	(19,794)	198,116	23,235	590,313	339	(566,739)	(368,623)	1,358,235	989,612
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	8,131	307	56,417	(7,005)	57,850	5,223	5,586	206,977	206,614	264,464	470,357	734,821
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	(5,963)	39,955	62,412	(46,654)	49,750	11,637	217,920	(32,183)	(238,465)	(188,715)	730,902	542,187
Technology Growth Portfolio-Initial Shares	(248,433)	53,611	7,988,719	(3,602,624)	4,191,273	105,876	2,284,838	(343,210)	(2,522,172)	1,669,101	17,343,453	19,012,554
BNY Mellon Stock Index Fund, Inc.-Initial Shares	(185,042)	3,656,126	2,717,046	937,982	7,126,112	343,271	6,038,784	(1,076,997)	(6,772,510)	353,602	49,136,244	49,489,846
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	(75,356)	216,890	540,121	214,452	896,107	19,225	577,056	(15,205)	(573,035)	323,072	6,546,624	6,869,696
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	(72,327)	(137,831)	1,071,728	(295,576)	565,994	49,103	905,372	6,028	(850,240)	(284,246)	7,133,624	6,849,378
Government Money Market Portfolio	146,691	0	0	0	146,691	79,528	906,015	(317,942)	(1,144,428)	(997,737)	7,407,218	6,409,481
Growth and Income Portfolio-Initial Shares	(35,703)	92,371	306,153	160,567	523,388	24,146	466,039	155,744	(286,149)	237,239	3,666,789	3,904,028
Small Cap Portfolio-Initial Shares	(27,246)	(73,771)	0	439,221	338,204	21,789	379,627	(36,582)	(394,420)	(56,216)	3,832,574	3,776,358
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	(6,286)	31,485	48,128	16,096	89,423	3,210	60,202	(12,357)	(69,349)	20,074	603,440	623,514
Davis Variable Account Fund, Inc.:
Davis Equity Portfolio	(1,412)	(10,460)	74,470	45,452	108,050	4,539	24,497	(5,231)	(25,188)	82,862	433,450	516,312
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	(67)	76,852	137,949	25,475	240,209	39,201	312,033	6,458	(266,375)	(26,166)	2,379,761	2,353,595
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	7,959	48,888	53,615	91,724	202,186	20,481	113,712	(42,397)	(135,628)	66,558	791,043	857,601
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	137,367	1,419,043	753,445	606,796	2,916,651	143,383	2,911,452	55,758	(2,712,311)	204,340	22,896,792	23,101,132
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	(190,823)	802,919	1,209,878	(878,787)	943,187	116,611	1,692,362	(241,079)	(1,816,830)	(873,643)	16,580,719	15,707,076
Janus Henderson VIT Forty Portfolio-Institutional Shares	(211,925)	693,122	1,915,003	52,897	2,449,097	46,447	1,785,701	78,997	(1,660,257)	788,840	15,719,111	16,507,951
Janus Henderson VIT Global Research Portfolio-Institutional Shares	(79,485)	1,045,375	840,387	(128,239)	1,678,038	67,023	1,135,893	(34,611)	(1,103,481)	574,557	9,325,706	9,900,263
Janus Henderson VIT Overseas Portfolio-Institutional Shares	1,038	645,430	0	1,361,746	2,008,214	110,044	1,222,598	(146,133)	(1,258,688)	749,526	7,978,705	8,728,231
Janus Henderson VIT Research Portfolio-Institutional Shares	(204,931)	1,323,976	1,113,606	(6,403)	2,226,248	54,840	2,198,524	(90,619)	(2,234,303)	(8,055)	14,998,667	14,990,612
Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund-Standard Class II	(76,726)	131,866	864,177	(629,997)	289,320	46,711	707,497	(11,586)	(672,372)	(383,052)	5,571,223	5,188,171
LVIP American Century Large Company Value Fund-Standard Class II	1,908	68,302	114,493	43,425	228,128	30,875	184,563	(44,264)	(197,951)	30,177	1,785,059	1,815,236
LVIP American Century Mid Cap Value Fund-Standard Class II	15,308	12,956	308,621	(58,802)	278,083	42,510	978,352	(68,603)	(1,004,444)	(726,361)	4,487,731	3,761,370
LVIP American Century Ultra® Fund-Standard Class II	(83,339)	507,395	473,897	(294,498)	603,455	27,459	1,044,559	(151,651)	(1,168,751)	(565,296)	6,425,156	5,859,860
Morgan Stanley Variable Insurance Fund, Inc.:
Discovery Portfolio-Class I	(8,724)	44,444	0	59,797	95,517	5,158	63,281	(3,665)	(61,789)	33,728	831,186	864,914
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	13,535	(7,378)	0	37,282	43,439	13,528	98,118	(6,050)	(90,641)	(47,202)	716,676	669,474
PIMCO Total Return Portfolio-Administrative Class	62,818	(144,553)	0	251,333	169,598	50,086	539,702	537,718	48,102	217,700	2,243,538	2,461,238
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	6,454	610	11,084	33,625	51,773	4,995	6,270	44	(1,231)	50,542	326,425	376,967

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2024

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	$(25,038)	$(12,101)	$134,623	$1,365,910	$1,463,394	$54,303	$513,317	$(24,667)	$(483,682)	$979,712	$5,375,539	$6,355,251
Invesco V.I. Capital Appreciation Fund-Series I Shares	(25,279)	7,841	0	515,033	497,595	23,282	194,244	(53,191)	(224,153)	273,442	1,645,616	1,919,058
Invesco V.I. Comstock Fund-Series I Shares	13,540	60,500	323,196	208,446	605,682	32,902	543,461	(227,221)	(737,779)	(132,097)	4,755,813	4,623,716
Invesco V.I. Conservative Balanced Fund-Series I Shares (*)	17,080	(21,487)	0	19,968	15,561	1,835	21,542	(751,255)	(770,961)	(755,400)	755,401	0
Invesco V.I. Core Equity Fund-Series I Shares	(24,769)	(39,276)	283,078	504,711	723,744	18,732	428,316	(12,519)	(422,103)	301,641	3,241,009	3,542,650
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	(99,396)	498	0	1,524,162	1,425,264	56,858	1,138,606	(15,733)	(1,097,481)	327,783	6,714,724	7,042,507
Invesco V.I. Diversified Dividend Fund-Series I Shares	3,706	30,207	36,145	36,010	106,068	14,737	161,448	(74,923)	(221,635)	(115,567)	1,010,745	895,178
Invesco V.I. Equity and Income Fund-Series I Shares (**)	6,836	1,368	29,943	10,085	48,232	5,683	42,905	780,980	743,757	791,989	0	791,989
Invesco V.I. Health Care Fund-Series I Shares	(34,878)	38,366	0	76,863	80,351	32,365	233,971	(2,445)	(204,051)	(123,700)	2,336,901	2,213,201
Invesco V.I. High Yield Fund-Series I Shares	26,156	(21,166)	0	34,527	39,517	13,316	159,469	7,798	(138,356)	(98,839)	692,085	593,246
Invesco V.I. Main Street Fund®-Series I Shares	(26,304)	(115,426)	183,632	334,174	376,076	17,147	236,856	(35,790)	(255,498)	120,578	1,782,853	1,903,431
Invesco V.I. Small Cap Equity Fund-Series I Shares	(17,582)	(14,826)	61,793	178,537	207,922	20,929	185,182	8,585	(155,667)	52,255	1,356,437	1,408,692
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	826	(90)	4,577	44,816	50,129	12,850	155,067	(4,628)	(146,845)	(96,716)	579,777	483,061
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	1,197	(5,401)	0	14,484	10,280	7,256	89,419	1,075	(81,088)	(70,808)	271,318	200,510
Morningstar Growth ETF Asset Allocation Portfolio-Class II	177	18,245	27,203	114,620	160,245	29,240	276,302	57,763	(189,298)	(29,053)	1,387,288	1,358,235
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	3,700	(4,569)	3,008	28,457	30,596	4,073	61,457	(304)	(57,688)	(27,092)	497,449	470,357
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	(5,579)	9,949	10,889	61,162	76,421	13,150	74,886	838	(60,898)	15,523	715,379	730,902
Technology Growth Portfolio-Initial Shares	(236,389)	677,595	0	3,046,492	3,487,698	86,805	1,195,898	140,183	(968,910)	2,518,788	14,824,665	17,343,453
BNY Mellon Stock Index Fund, Inc.-Initial Shares	(122,453)	3,036,675	3,012,148	3,806,009	9,732,379	310,297	5,144,043	213,121	(4,620,625)	5,111,754	44,024,490	49,136,244
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	(56,702)	270,140	41,738	1,066,847	1,322,023	24,526	739,485	(17,701)	(732,660)	589,363	5,957,261	6,546,624
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	(71,783)	(67,577)	520,998	373,322	754,960	57,692	751,663	108,528	(585,444)	169,516	6,964,108	7,133,624
Government Money Market Portfolio	125,755	0	0	0	125,755	68,239	603,310	3,609,941	3,074,870	3,200,625	4,206,593	7,407,218
Growth and Income Portfolio-Initial Shares	(30,433)	48,279	172,397	459,123	649,366	21,961	220,545	68,968	(129,616)	519,750	3,147,039	3,666,789
Opportunistic Small Cap Portfolio-Initial Shares	(28,531)	(93,869)	0	243,846	121,446	29,839	364,386	21,183	(313,364)	(191,918)	4,024,492	3,832,574
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	(6,220)	41,818	9,977	67,114	112,689	4,603	134,055	(6,569)	(136,021)	(23,332)	626,772	603,440
Davis Variable Account Fund, Inc.:
Davis Equity Portfolio	(1,763)	(11,572)	87,693	(834)	73,524	6,306	96,976	(16,059)	(106,729)	(33,205)	466,655	433,450
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	(4,706)	8,058	68,842	139,122	211,316	35,291	386,881	(30,289)	(381,879)	(170,563)	2,550,324	2,379,761
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	9,599	25,218	0	(48,878)	(14,061)	21,055	146,308	(137,546)	(262,799)	(276,860)	1,067,903	791,043
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	144,772	1,390,484	0	1,492,285	3,027,541	185,320	3,426,809	148,996	(3,092,492)	(64,951)	22,961,743	22,896,792
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	(111,876)	525,359	651,717	1,091,000	2,156,200	107,646	1,758,264	52,247	(1,598,371)	557,829	16,022,890	16,580,719
Janus Henderson VIT Forty Portfolio-Institutional Shares	(200,703)	868,841	864,008	2,022,326	3,554,472	50,754	1,808,227	21,787	(1,735,686)	1,818,786	13,900,325	15,719,111
Janus Henderson VIT Global Research Portfolio-Institutional Shares	(61,547)	732,149	294,606	823,802	1,789,010	80,294	996,368	(28,388)	(944,461)	844,549	8,481,157	9,325,706
Janus Henderson VIT Overseas Portfolio-Institutional Shares	(5,018)	315,734	0	65,831	376,547	119,800	770,629	27,644	(623,185)	(246,638)	8,225,343	7,978,705
Janus Henderson VIT Research Portfolio-Institutional Shares	(204,380)	1,017,984	425,215	2,920,325	4,159,144	69,585	2,247,290	71,800	(2,105,905)	2,053,239	12,945,428	14,998,667
Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund-Standard Class II	(73,714)	12,464	318,478	818,947	1,076,175	54,164	433,903	28,827	(350,912)	725,263	4,845,960	5,571,223
LVIP American Century Large Company Value Fund-Standard Class II	21,189	105,162	35,458	13,344	175,153	34,711	427,914	(20,975)	(414,178)	(239,025)	2,024,084	1,785,059
LVIP American Century Mid Cap Value Fund-Standard Class II	49,788	(44,343)	218,894	102,966	327,305	48,338	621,184	(21,124)	(593,970)	(266,665)	4,754,396	4,487,731
LVIP American Century Ultra® Fund-Standard Class II	(85,352)	232,177	500,386	788,901	1,436,112	33,738	602,119	(8,332)	(576,713)	859,399	5,565,757	6,425,156
Morgan Stanley Variable Insurance Fund, Inc.:
Discovery Portfolio-Class I	(10,343)	(724,886)	0	981,297	246,068	8,293	158,183	(85,523)	(235,413)	10,655	820,531	831,186
U.S. Real Estate Portfolio-Class I (***)	48,891	(458,678)	0	884,153	474,366	38,319	391,917	(3,827,031)	(4,180,629)	(3,706,263)	3,706,262	0
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	9,619	(24,839)	0	21,607	6,387	17,234	134,007	8,669	(108,105)	(101,718)	818,394	716,676
PIMCO Total Return Portfolio-Administrative Class	64,274	(61,346)	0	26,758	29,686	37,667	333,846	14,850	(281,329)	(251,643)	2,495,181	2,243,538
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	1,276	(4,087)	0	32,405	29,594	5,070	64,762	18	(59,674)	(30,080)	356,505	326,425

(*)	For the period January 1, 2024 through the merger date of April 26, 2024.
(**)	For the period of merger date April 26, 2024 through December 31, 2024.
(***)	For the period January 1, 2024 through the liquidation date of December 4, 2024.

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS

December 31, 2025

(1) ORGANIZATION

Annuity Investors Variable Account B (the “Account”) is registered under the Investment Company Act of 1940, as amended, as a unit investment trust and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The Account was established on December 19, 1996 and commenced operations on July 15, 1997 as a segregated investment account for individual and group variable annuity contracts, which are registered under the Securities Act of 1933. The operations of the Account are included in the operations of Annuity Investors Life Insurance Company (the “Company”) pursuant to the provisions of the Ohio Insurance Code. As of May 28, 2021, the Company is a direct wholly-owned subsidiary of MassMutual Ascend Life Insurance Company, which is a wholly-owned subsidiary of Glidepath Holdings, Inc., a financial services holding company wholly-owned by Massachusetts Mutual Life Insurance Company (“MassMutual”). Prior to that date, the Company was a direct wholly-owned subsidiary of Great American Financial Resources, Inc., a financial services holding company wholly-owned by American Financial Group, Inc. The Company is licensed in 48 states and the District of Columbia.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

At December 31, 2025 and for the two year period then ended, the following investment options or funds, each representing a sub-account of the Account, were available (unless otherwise noted):

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):

•	Invesco V.I. American Value Fund-Series I Shares

•	Invesco V.I. Comstock Fund-Series I Shares

•	Invesco V.I. Core Equity Fund-Series I Shares

•	Invesco V.I. Discovery Large Cap Fund-Series I Shares

•	Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares

•	Invesco V.I. Diversified Dividend Fund-Series I Shares

•	Invesco V.I Equity and Income Fund-Series I Shares

•	Invesco V.I. Health Care Fund-Series I Shares

•	Invesco V.I. High Yield Fund-Series I Shares

•	Invesco V.I. Main Street Fund®-Series I Shares

•	Invesco V.I. Small Cap Equity Fund-Series I Shares

ALPS Variable Investment Trust:

•	Morningstar Balanced ETF Asset Allocation Portfolio-Class II

•	Morningstar Conservative ETF Asset Allocation Portfolio-Class II

•	Morningstar Growth ETF Asset Allocation Portfolio-Class II

•	Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II

BNY Mellon Investment Portfolios:

•	MidCap Stock Portfolio-Service Shares

•	Technology Growth Portfolio-Initial Shares

BNY Mellon Stock Index Fund, Inc. – Initial Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares BNY Mellon Variable Investment Fund:

•	Appreciation Portfolio-Initial Shares

•	Government Money Market Portfolio

•	Growth and Income Portfolio-Initial Shares

•	Small Cap Portfolio-Initial Shares

Calamos® Advisors Trust:

•	Calamos® Growth and Income Portfolio

Davis Variable Account Fund, Inc.:

•	Davis Equity Portfolio

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(1) ORGANIZATION - Continued

Deutsche DWS Investments VIT Funds:

•	DWS Small Cap Index VIP-Class A

Franklin Templeton Variable Insurance Products Trust:

•	Templeton Foreign VIP Fund-Class 2

Janus Aspen Series:

•	Janus Henderson VIT Balanced Portfolio-Institutional Shares

•	Janus Henderson VIT Enterprise Portfolio-Institutional Shares

•	Janus Henderson VIT Forty Portfolio-Institutional Shares

•	Janus Henderson VIT Global Research Portfolio-Institutional Shares

•	Janus Henderson VIT Overseas Portfolio-Institutional Shares

•	Janus Henderson VIT Research Portfolio-Institutional Shares

Lincoln Variable Insurance Products Trust:

•	LVIP American Century Capital Appreciation Fund-Standard Class II

•	LVIP American Century Large Company Value Fund-Standard Class II

•	LVIP American Century Mid Cap Value Fund-Standard Class II

•	LVIP American Century Ultra® Fund-Standard Class II

Morgan Stanley Variable Insurance Fund, Inc.:

•	Discovery Portfolio-Class I

PIMCO Variable Insurance Trust:

•	PIMCO Real Return Portfolio-Administrative Class Shares

•	PIMCO Total Return Portfolio-Administrative Class Shares

Wilshire Variable Insurance Trust:

•	Wilshire Global Allocation Fund

BNY Mellon Variable Investment Fund: Effective on December 31, 2025, the Opportunistic Small Cap Portfolio was renamed Small Cap Portfolio.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Effective on April 30, 2025, Invesco V.I. Capital Appreciation Fund was renamed Invesco V.I. Discovery Large Cap Fund.

Morgan Stanley Variable Insurance Fund, Inc.: The Morgan Stanley U.S. Real Estate Portfolio was liquidated on December 4, 2024. If variable annuity contract owners had money allocated to the Morgan Stanley U.S. Real Estate Portfolio-Class I Sub-Account on December 5, 2024, the money was transferred to the sub-account for the BNY Mellon Variable Investment Fund, Government Money Market Portfolio.

Davis Variable Account Fund, Inc.: Effective June 30, 2024, Davis Value Portfolio was renamed Davis Equity Portfolio.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Effective on or about April 26, 2024, Invesco V.I. Conservative Balanced Fund was merged into Invesco V.I. Equity and Income Fund.

American Century Variable Portfolios: Effective on or about April 26, 2024, each fund of American Century Variable Portfolios, Inc., was reorganized into a substantially similar series and class of Lincoln Variable Insurance Products Trust as listed below. Class I shares reorganized into Standard Class II shares.

•	American Century VP Capital Appreciation Fund reorganized into LVIP American Century Capital Appreciation Fund

•	American Century VP Large Company Value Fund reorganized into LVIP American Century Large Company Value Fund

•	American Century VP Mid Cap Value Fund reorganized into LVIP American Century Mid Cap Value Fund

•	American Century VP Ultra® Fund reorganized into LVIP American Century Ultra® Fund

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates.

Fair Value Measurements

Accounting standards for measuring fair value are based on inputs used in estimating fair value. The three levels of the hierarchy are as follows:

Level 1 – Quoted prices for identical assets or liabilities in active markets (markets in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis).

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar assets or liabilities in inactive markets (markets in which there are few transactions, the prices are not current, price quotations vary substantially over time or among market makers, or in which little information is released publicly); and valuations based on other significant inputs that are observable in active markets.

Level 3 – Valuations derived from market valuation techniques generally consistent with those used to estimate the fair values of Level 2 financial instruments in which one or more significant inputs are unobservable. The unobservable inputs may include management’s own assumptions about the assumptions market participants would use based on the best information available in the circumstances.

The investments of the Sub-Accounts are measured at fair value. All the investments are categorized as Level 1 as of December 31, 2025.

Investments

Investments are stated at fair value as determined by the closing net asset values of the respective portfolios. Net asset value is quoted by the fund company and is derived using the fair value of the underlying investments. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Income from dividends is recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis. The Sub-Accounts do not hold any investments that are restricted to resale.

Net investment income (loss), net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract’s pro rata share of the assets of the Account as of the beginning of the valuation date.

Federal Income Taxes

No provision for federal income taxes has been made in the accompanying financial statements as the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under Subchapter L of the Internal Revenue Code. Net investment income (loss) and realized gains (losses) will be retained in the Account and will not be taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Continued

Net Assets Attributable to Variable Annuity Contract Holders

The variable annuity contract reserves at the insurance company are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (loss), net realized gain (loss) and unrealized appreciation (depreciation) on investments.

Single Reportable Segment

The Separate Account derives revenues from variable annuity products. The Company has identified the President as the chief operating decision maker for overseeing the products and the performance of the underlying funds to evaluate the results of the business and make operational decisions. The Separate Account’s products constitute as a single operating segment and therefore, a single reportable segment. Separate Accounts are structured with a limited purpose by design and their sole purpose, which records and reports the invested funds and activities and performance chosen by contract/policy holders. Investment performance of funds may vary based on the underlying fund’s investment objectives specified in the fund prospectuses. The accounting policies used to measure the profit and loss of the segment are the same as those described in the summary of significant accounting policies herein.

(3) DEDUCTIONS AND EXPENSES

Although periodic annuitization payments to contract owners vary according to the investment performance of the sub-accounts, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

The mortality risk assumed by the Company results from the life annuity payment option in the contracts, in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses.

Under each contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. These fees are equal on an annual basis to a percentage of the daily value of the total investments of the Account. In connection with certain contracts in which the Company incurs reduced sales and servicing expenses, such as contracts offered to active employees of the Company or any of its subsidiaries and/or affiliates, the Company may offer enhanced contracts.

The following schedule lists aggregate mortality and expense risk fees deducted by contract type for the year ended December 31, 2025:

1.50% Series Contracts	$637
1.40% Series Contracts	3,338,534
1.25% Series Contracts	234
1.10% Series Contracts	24,794
0.95% Series Contracts	24,129

$3,388,328

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(3) DEDUCTIONS AND EXPENSES - Continued

The Company may deduct a percentage of purchase payments surrendered to cover sales expenses. The percentage ranges from 0% to a maximum of 8.0% depending on the product and based upon the number of years the purchase payment has been held.

In addition, the Company may deduct units from contracts annually and upon full surrender to cover an administrative fee ranging from $30 to $40 per contract. These fees totaled $71,431 for the year ended December 31, 2025.

(4) OTHER

Other Transactions with Affiliates

MM Ascend Life Investors Services, LLC (“MMALIS”), an affiliate of the Account, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company. All commissions and amounts paid to MMALIS for acting as underwriter are paid by the Company.

Pursuant to an administrative services agreement between MassMutual, the Company, and affiliates of the Company, MassMutual provides administrative and support services to the Company and the Account.

Subsequent Events

Management has evaluated the impact of subsequent events on the Account through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(5) PURCHASES AND SALES OF INVESTMENT IN PORTFOLIO SHARES

The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the year or period ended December 31, 2025, are as follows:

	Cost of Purchases	Proceeds from Sales
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	$1,039,504	$1,100,474
Invesco V.I. Comstock Fund-Series I Shares	576,043	646,599
Invesco V.I. Core Equity Fund-Series I Shares	394,939	482,498
Invesco V.I. Discovery Large Cap Fund-Series I Shares	257,519	306,299
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	574,174	1,065,092
Invesco V.I. Diversified Dividend Fund-Series I Shares	94,460	133,044
Invesco V.I. Equity and Income Fund-Series I Shares	73,618	211,922
Invesco V.I. Health Care Fund-Series I Shares	155,020	128,294
Invesco V.I. High Yield Fund-Series I Shares	296,862	116,064
Invesco V.I. Main Street Fund®-Series I Shares	126,998	321,729
Invesco V.I. Small Cap Equity Fund-Series I Shares	74,303	297,466
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	69,016	61,136
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	11,595	19,807
Morningstar Growth ETF Asset Allocation Portfolio-Class II	99,663	601,717
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	284,513	13,351
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	80,169	262,185
Technology Growth Portfolio-Initial Shares	8,092,271	2,874,157
BNY Mellon Stock Index Fund, Inc.-Initial Shares	3,630,993	7,871,499
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	563,618	671,888
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	1,132,048	982,887
Government Money Market Portfolio	627,500	1,625,237
Growth and Income Portfolio-Initial Shares	485,977	501,676
Small Cap Portfolio-Initial Shares	52,411	474,077
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	60,162	87,669
Davis Variable Account Fund, Inc.:
Davis Equity Portfolio	81,512	33,642
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	205,525	334,018
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	92,831	166,885
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	1,400,246	3,221,745
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	1,771,669	2,569,444
Janus Henderson VIT Forty Portfolio-Institutional Shares	2,084,869	2,042,048
Janus Henderson VIT Global Research Portfolio-Institutional Shares	1,270,490	1,613,069
Janus Henderson VIT Overseas Portfolio-Institutional Shares	233,517	1,491,167
Janus Henderson VIT Research Portfolio-Institutional Shares	1,341,532	2,667,160
Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund-Standard Class II	975,315	860,237
LVIP American Century Large Company Value Fund-Standard Class II	180,092	261,642
LVIP American Century Mid Cap Value Fund-Standard Class II	435,789	1,116,305
LVIP American Century Ultra® Fund-Standard Class II	490,366	1,268,558
Morgan Stanley Variable Insurance Fund, Inc.:
Discovery Portfolio-Class I	26,606	97,119
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	34,132	111,238
PIMCO Total Return Portfolio-Administrative Class	754,642	643,722
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	26,374	10,067

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6) CHANGES IN UNITS OUTSTANDING

	Units Outstanding 1/1/2025	Units Purchased	Units Redeemed	Units Outstanding 12/31/2025
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares - 1.40% series contract	76,513.534	1,144.570	10,382.125	67,275.979
Invesco V.I. American Value Fund-Series I Shares - 1.10% series contract	348.289	0.256	0.512	348.033
Invesco V.I. American Value Fund-Series I Shares - 0.95% series contract	1,519.920	0.000	1,423.640	96.280
Invesco V.I. Comstock Fund-Series I Shares - 1.50% series contract	220.448	0.000	9.658	210.790
Invesco V.I. Comstock Fund-Series I Shares - 1.40% series contract	134,339.473	868.659	12,002.076	123,206.056
Invesco V.I. Comstock Fund-Series I Shares - 1.10% series contract	1,756.546	0.000	1,082.104	674.442
Invesco V.I. Comstock Fund-Series I Shares - 0.95% series contract	5,466.556	0.000	3,727.946	1,738.610
Invesco V.I. Core Equity Fund-Series I Shares - 1.40% series contract	100,667.555	3,641.146	13,047.818	91,260.883
Invesco V.I. Core Equity Fund-Series I Shares - 1.10% series contract	118.378	0.000	0.000	118.378
Invesco V.I. Core Equity Fund-Series I Shares - 0.95% series contract	804.121	6.838	11.520	799.439
Invesco V.I. Discovery Large Cap Fund-Series I Shares - 1.50% series contract	93.084	0.000	93.084	0.000
Invesco V.I. Discovery Large Cap Fund-Series I Shares - 1.40% series contract	36,086.327	799.636	5,326.304	31,559.659
Invesco V.I. Discovery Large Cap Fund-Series I Shares - 1.10% series contract	1,021.840	2.546	3.544	1,020.842
Invesco V.I. Discovery Large Cap Fund-Series I Shares - 0.95% series contract	409.810	0.000	0.000	409.810
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 1.40% series contract	435,703.648	4,193.711	62,991.653	376,905.706
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 1.10% series contract	6,324.926	0.000	1,050.153	5,274.773
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 0.95% series contract	4,131.835	0.000	332.165	3,799.670
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.40% series contract	30,590.758	633.764	4,244.786	26,979.736
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.10% series contract	846.201	2.235	0.000	848.436
Invesco V.I. Diversified Dividend Fund-Series I Shares - 0.95% series contract	63.465	0.000	0.000	63.465
Invesco V.I. Equity and Income Fund Series I - 1.40% series contract	59,465.306	2,450.644	3,184.539	58,731.411
Invesco V.I. Equity and Income Fund Series I - 0.95% series contract	14,797.365	0.000	14,797.364	0.000
Invesco V.I. Health Care Fund-Series I Shares - 1.40% series contract	66,023.893	2,027.539	3,049.262	65,002.170
Invesco V.I. Health Care Fund-Series I Shares - 1.10% series contract	132.300	0.398	0.796	131.902
Invesco V.I. Health Care Fund-Series I Shares - 0.95% series contract	140.300	0.000	0.000	140.300
Invesco V.I. High Yield Fund-Series I Shares - 1.40% series contract	23,759.105	10,790.411	3,442.732	31,106.784
Invesco V.I. High Yield Fund-Series I Shares - 1.10% series contract	1,855.724	0.000	1,339.760	515.964
Invesco V.I. High Yield Fund-Series I Shares - 0.95% series contract	535.424	0.000	30.028	505.396
Invesco V.I. Main Street Fund®-Series I Shares - 1.40% series contract	38,372.024	258.103	5,692.843	32,937.284
Invesco V.I. Main Street Fund®-Series I Shares - 1.10% series contract	2,187.986	0.000	527.341	1,660.645
Invesco V.I. Main Street Fund®-Series I Shares - 0.95% series contract	1,427.772	0.000	217.501	1,210.271
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.40% series contract	35,297.749	763.443	7,510.586	28,550.606
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.25% series contract	52.047	0.000	-0.000	52.047
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.10% series contract	467.918	0.000	0.000	467.918
Invesco V.I. Small Cap Equity Fund-Series I Shares - 0.95% series contract	1,080.736	0.000	0.000	1,080.736
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.40% series contract	23,953.392	539.858	2,895.915	21,597.335
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.10% series contract	85.110	0.000	1.475	83.635
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 0.95% series contract	2,963.135	0.000	0.000	2,963.135
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.40% series contract	15,568.987	497.151	1,340.553	14,725.585
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	58,741.007	1,074.124	24,693.009	35,122.122
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 0.95% series contract	8,780.554	0.000	1,750.206	7,030.348
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	26,348.336	13,339.970	223.348	39,464.958
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 0.95% series contract	4,232.214	0.000	177.401	4,054.813
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares - 1.40% series contract	22,348.856	687.061	7,130.498	15,905.419
MidCap Stock Portfolio-Service Shares - 1.10% series contract	1,966.497	0.000	1,966.497	0.000
MidCap Stock Portfolio-Service Shares - 0.95% series contract	2,389.771	0.000	0.000	2,389.771
Technology Growth Portfolio-Initial Shares - 1.50% series contract	72.002	0.000	56.666	15.336
Technology Growth Portfolio-Initial Shares - 1.40% series contract	244,673.237	1,749.538	34,357.965	212,064.810
Technology Growth Portfolio-Initial Shares - 1.10% series contract	141.507	0.282	0.564	141.225
Technology Growth Portfolio-Initial Shares - 0.95% series contract	703.201	99.461	2.710	799.952
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 1.50% series contract	3.035	0.000	0.081	2.954
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 1.40% series contract	730,107.846	7,883.683	103,022.755	634,968.774
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 1.25% series contract	180.876	0.000	0.000	180.876
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 1.10% series contract	3,990.155	0.326	1,040.655	2,949.826
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 0.95% series contract	2,908.714	0.000	291.058	2,617.656
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares - 1.40% series contract	131,453.526	397.103	11,404.616	120,446.013
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares - 1.10% series contract	2,007.056	0.000	0.000	2,007.056
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares - 1.40% series contract	120,918.248	774.838	14,716.680	106,976.406
Appreciation Portfolio-Initial Shares - 1.10% series contract	338.737	0.000	0.000	338.737
Appreciation Portfolio-Initial Shares - 0.95% series contract	619.620	131.795	246.690	504.725
Government Money Market Portfolio - 1.40% series contract	6,245,221.714	339,960.950	1,251,773.257	5,333,409.407
Government Money Market Portfolio - 1.25% series contract	953.953	0.000	0.000	953.953
Government Money Market Portfolio - 1.10% series contract	129,896.034	289.146	62,357.783	67,827.397
Government Money Market Portfolio - 0.95% series contract	95,729.932	1,410.169	13,947.124	83,192.977
Growth and Income Portfolio-Initial Shares - 1.40% series contract	63,066.914	2,928.456	7,733.957	58,261.413
Growth and Income Portfolio-Initial Shares - 1.10% series contract	263.158	0.000	0.000	263.158
Growth and Income Portfolio-Initial Shares - 0.95% series contract	50.114	0.000	-0.000	50.114
Small Cap Portfolio-Initial Shares - 1.50% series contract	131.331	0.000	5.754	125.577
Small Cap Portfolio-Initial Shares - 1.40% series contract	121,828.763	1,366.362	13,509.810	109,685.315
Small Cap Portfolio-Initial Shares - 1.10% series contract	47.068	0.000	2.526	44.542
Small Cap Portfolio-Initial Shares - 0.95% series contract	4.014	0.000	0.000	4.014

(6) CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2025	Units Purchased	Units Redeemed	Units Outstanding 12/31/2025
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio - 1.40% series contract	17,993.703	147.944	2,053.405	16,088.242
Calamos® Growth and Income Portfolio - 0.95% series contract	1,941.550	244.289	484.851	1,700.988
Davis Variable Account Fund, Inc.:
Davis Equity Portfolio - 1.40% series contract	13,860.139	145.706	944.210	13,061.635
Davis Equity Portfolio - 1.10% series contract	1,264.031	0.000	4.711	1,259.320
Davis Equity Portfolio - 0.95% series contract	516.582	0.000	0.000	516.582
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A - 1.40% series contract	50,618.316	1,083.887	6,494.011	45,208.192
DWS Small Cap Index VIP-Class A - 1.10% series contract	265.110	0.000	200.890	64.220
DWS Small Cap Index VIP-Class A - 0.95% series contract	417.166	0.000	0.000	417.166
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2 - 1.40% series contract	59,570.909	2,455.827	8,598.742	53,427.994
Templeton Foreign VIP Fund-Class 2 - 1.10% series contract	5,849.280	0.000	3,314.118	2,535.162
Templeton Foreign VIP Fund-Class 2 - 0.95% series contract	6,439.153	152.935	1,283.607	5,308.481
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.40% series contract	323,882.372	3,282.015	39,302.301	287,862.086
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.10% series contract	1,546.934	0.000	349.587	1,197.347
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 0.95% series contract	1,993.121	7.997	20.754	1,980.364
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.40% series contract	169,683.444	5,895.853	23,841.017	151,738.280
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.25% series contract	43.911	0.000	0.000	43.911
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.10% series contract	3,120.883	0.000	723.036	2,397.847
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 0.95% series contract	626.043	0.000	0.000	626.043
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.50% series contract	264.355	0.000	68.249	196.106
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.40% series contract	208,819.831	2,400.008	23,038.494	188,181.345
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.10% series contract	654.867	0.191	0.382	654.676
Janus Henderson VIT Forty Portfolio-Institutional Shares - 0.95% series contract	381.975	0.000	0.000	381.975
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.40% series contract	215,346.817	8,467.418	32,221.792	191,592.443
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.10% series contract	1,257.397	0.000	0.000	1,257.397
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 0.95% series contract	13.356	0.000	0.000	13.356
Janus Aspen Series:
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.40% series contract	196,287.961	3,547.012	30,552.729	169,282.244
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.25% series contract	28.242	0.000	0.000	28.242
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.10% series contract	3,321.132	1.446	979.164	2,343.414
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 0.95% series contract	2,633.475	0.000	157.301	2,476.174
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.50% series contract	91.301	0.000	70.125	21.176
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.40% series contract	205,456.941	3,899.028	33,806.785	175,549.184
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.10% series contract	2,629.155	0.000	0.000	2,629.155
Janus Henderson VIT Research Portfolio-Institutional Shares - 0.95% series contract	3.891	0.000	0.000	3.891
Morgan Stanley Variable Insurance Fund, Inc.:
Discovery Portfolio-Class I - 1.50% series contract	71.526	0.000	71.526	0.000
Discovery Portfolio-Class I - 1.40% series contract	18,439.953	423.064	1,428.404	17,434.613
Discovery Portfolio-Class I - 1.10% series contract	44.090	0.000	0.000	44.090
Discovery Portfolio-Class I - 0.95% series contract	427.605	131.059	238.308	320.356
Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund-Standard Class II - 1.50% series contract	40.236	0.000	0.346	39.890
LVIP American Century Capital Appreciation Fund-Standard Class II - 1.40% series contract	207,991.769	5,003.802	29,169.363	183,826.208
LVIP American Century Capital Appreciation Fund-Standard Class II - 1.10% series contract	1,680.664	0.000	3.357	1,677.307
LVIP American Century Capital Appreciation Fund-Standard Class II - 0.95% series contract	340.431	0.000	0.000	340.431
LVIP American Century Large Company Value Fund-Standard Class II - 1.40% series contract	57,179.416	1,686.335	6,563.514	52,302.237
LVIP American Century Large Company Value Fund-Standard Class II - 1.10% series contract	2,485.844	0.000	1,617.388	868.456
LVIP American Century Large Company Value Fund-Standard Class II - 0.95% series contract	1,929.230	0.000	0.000	1,929.230
LVIP American Century Mid Cap Value Fund-Standard Class II - 1.40% series contract	94,473.327	1,624.677	20,266.387	75,831.617
LVIP American Century Mid Cap Value Fund-Standard Class II - 1.10% series contract	2,117.834	0.000	1,270.148	847.686
LVIP American Century Mid Cap Value Fund-Standard Class II - 0.95% series contract	3,086.706	31.293	1,902.960	1,215.039
LVIP American Century Ultra® Fund-Standard Class II - 1.50% series contract	96.302	0.000	69.718	26.584
LVIP American Century Ultra® Fund-Standard Class II - 1.40% series contract	90,405.513	525.679	16,066.830	74,864.362
LVIP American Century Ultra® Fund-Standard Class II - 1.10% series contract	2,582.008	0.000	1,302.085	1,279.923
LVIP American Century Ultra® Fund-Standard Class II - 0.95% series contract	873.840	0.000	0.000	873.840
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class - 1.40% series contract	46,038.725	912.087	6,705.414	40,245.398
PIMCO Real Return Portfolio-Administrative Class - 1.10% series contract	582.413	0.000	191.973	390.440
PIMCO Real Return Portfolio-Administrative Class - 0.95% series contract	2,226.244	23.637	15.711	2,234.170
PIMCO Total Return Portfolio-Administrative Class - 1.40% series contract	124,405.980	42,885.621	32,157.803	135,133.798
PIMCO Total Return Portfolio-Administrative Class - 1.10% series contract	9,999.374	4.109	6,142.554	3,860.929
PIMCO Total Return Portfolio-Administrative Class - 0.95% series contract	10,039.689	264.825	1,282.556	9,021.958
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund - 1.40% series contract	22,777.817	314.296	389.752	22,702.361
Wilshire Global Allocation Fund - 1.10% series contract	1,066.210	0.000	0.000	1,066.210

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6) CHANGES IN UNITS OUTSTANDING

	Units Outstanding 1/1/2024	Units Purchased	Units Redeemed	Units Outstanding 12/31/2024
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares - 1.40% series contract	83,391.919	738.111	7,616.496	76,513.534
Invesco V.I. American Value Fund-Series I Shares - 1.10% series contract	348.781	0.000	0.492	348.289
Invesco V.I. American Value Fund-Series I Shares - 0.95% series contract	1,528.936	0.000	9.016	1,519.920
Invesco V.I. Capital Appreciation Fund-Series I Shares - 1.50% series contract	93.204	0.000	0.120	93.084
Invesco V.I. Capital Appreciation Fund-Series I Shares - 1.40% series contract	41,157.015	747.486	5,818.174	36,086.327
Invesco V.I. Capital Appreciation Fund-Series I Shares - 1.10% series contract	1,018.574	3.266	0.000	1,021.840
Invesco V.I. Capital Appreciation Fund-Series I Shares - 0.95% series contract	409.810	0.000	0.000	409.810
Invesco V.I. Comstock Fund-Series I Shares - 1.50% series contract	229.824	0.000	9.376	220.448
Invesco V.I. Comstock Fund-Series I Shares - 1.40% series contract	156,848.648	998.646	23,507.821	134,339.473
Invesco V.I. Comstock Fund-Series I Shares - 1.10% series contract	3,102.161	15.312	1,360.927	1,756.546
Invesco V.I. Comstock Fund-Series I Shares - 0.95% series contract	5,466.556	0.000	-0.000	5,466.556
Invesco V.I. Conservative Balanced Fund - Series I - 1.40% series contract	39,108.079	1,601.589	40,709.668	0.000
Invesco V.I. Conservative Balanced Fund - Series I - 0.95% series contract	8,548.331	0.000	8,548.331	0.000
Invesco V.I. Core Equity Fund-Series I Shares - 1.40% series contract	113,952.989	440.341	13,725.775	100,667.555
Invesco V.I. Core Equity Fund-Series I Shares - 1.10% series contract	314.552	0.000	196.174	118.378
Invesco V.I. Core Equity Fund-Series I Shares - 0.95% series contract	827.310	0.486	23.675	804.121
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 1.40% series contract	507,693.016	5,519.338	77,508.706	435,703.648
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 1.10% series contract	9,230.935	56.771	2,962.780	6,324.926
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 0.95% series contract	4,131.835	0.000	0.000	4,131.835
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.40% series contract	38,805.831	1,065.675	9,280.748	30,590.758
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.10% series contract	843.387	2.814	0.000	846.201
Invesco V.I. Diversified Dividend Fund-Series I Shares - 0.95% series contract	63.465	0.000	0.000	63.465
Invesco V.I. Equity and Income Fund Series I - 1.40% series contract	0.000	64,814.494	5,349.188	59,465.306
Invesco V.I. Equity and Income Fund Series I - 0.95% series contract	0.000	14,836.219	38.854	14,797.365
Invesco V.I. Health Care Fund-Series I Shares - 1.40% series contract	71,620.157	921.390	6,517.654	66,023.893
Invesco V.I. Health Care Fund-Series I Shares - 1.10% series contract	133.067	0.000	0.767	132.300
Invesco V.I. Health Care Fund-Series I Shares - 0.95% series contract	140.300	0.000	0.000	140.300
Invesco V.I. High Yield Fund-Series I Shares - 1.40% series contract	30,003.866	912.669	7,157.430	23,759.105
Invesco V.I. High Yield Fund-Series I Shares - 1.10% series contract	1,855.724	0.000	0.000	1,855.724
Invesco V.I. High Yield Fund-Series I Shares - 0.95% series contract	586.713	0.000	51.289	535.424
Invesco V.I. Main Street Fund®-Series I Shares - 1.40% series contract	43,278.543	563.973	5,470.492	38,372.024
Invesco V.I. Main Street Fund®-Series I Shares - 1.10% series contract	3,225.886	3.694	1,041.594	2,187.986
Invesco V.I. Main Street Fund®-Series I Shares - 0.95% series contract	1,427.772	0.000	0.000	1,427.772
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.40% series contract	39,745.049	823.266	5,270.566	35,297.749
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.25% series contract	52.047	0.000	-0.000	52.047
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.10% series contract	467.918	0.000	0.000	467.918
Invesco V.I. Small Cap Equity Fund-Series I Shares - 0.95% series contract	1,120.082	0.000	39.346	1,080.736
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.40% series contract	32,242.007	698.694	8,987.309	23,953.392
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.10% series contract	86.712	0.000	1.602	85.110
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 0.95% series contract	2,963.135	0.000	0.000	2,963.135
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.40% series contract	17,821.382	640.560	2,892.955	15,568.987
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 0.95% series contract	3,751.549	0.000	3,751.549	0.000
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	62,737.961	4,626.950	8,623.904	58,741.007
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 0.95% series contract	13,630.159	0.000	4,849.605	8,780.554
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	29,939.180	274.932	3,865.776	26,348.336
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 0.95% series contract	4,528.284	0.000	296.070	4,232.214
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares - 1.40% series contract	24,507.981	736.135	2,895.260	22,348.856
MidCap Stock Portfolio-Service Shares - 1.10% series contract	1,966.497	0.000	0.000	1,966.497
MidCap Stock Portfolio-Service Shares - 0.95% series contract	2,507.328	0.000	117.557	2,389.771
Technology Growth Portfolio-Initial Shares - 1.50% series contract	72.179	0.000	0.177	72.002
Technology Growth Portfolio-Initial Shares - 1.40% series contract	259,150.787	3,864.330	18,341.880	244,673.237
Technology Growth Portfolio-Initial Shares - 1.10% series contract	142.050	0.000	0.543	141.507
Technology Growth Portfolio-Initial Shares - 0.95% series contract	862.432	0.000	159.231	703.201
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 1.50% series contract	3.126	0.000	0.091	3.035
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 1.40% series contract	803,129.753	7,082.439	80,104.346	730,107.846
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 1.25% series contract	180.876	0.000	0.000	180.876
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 1.10% series contract	5,488.447	0.000	1,498.292	3,990.155
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 0.95% series contract	2,940.906	0.000	32.192	2,908.714
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares- 1.40% series contract	147,552.701	352.074	16,451.249	131,453.526
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares- 1.10% series contract	2,007.056	0.000	0.000	2,007.056
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares - 1.40% series contract	131,336.172	3,544.993	13,962.917	120,918.248
Appreciation Portfolio-Initial Shares - 1.10% series contract	377.605	0.000	38.868	338.737
Appreciation Portfolio-Initial Shares - 0.95% series contract	619.738	12.493	12.611	619.620
Government Money Market Portfolio - 1.40% series contract	3,637,465.898	3,282,171.568	674,415.752	6,245,221.714
Government Money Market Portfolio - 1.25% series contract	0.000	953.953	0.000	953.953
Government Money Market Portfolio - 1.10% series contract	79,667.618	80,948.436	30,720.020	129,896.034
Government Money Market Portfolio - 0.95% series contract	64,266.727	33,466.689	2,003.484	95,729.932
Growth and Income Portfolio-Initial Shares - 1.40% series contract	65,501.743	1,514.671	3,949.500	63,066.914
Growth and Income Portfolio-Initial Shares - 1.10% series contract	266.866	0.000	3.708	263.158
Growth and Income Portfolio-Initial Shares - 0.95% series contract	50.114	0.000	-0.000	50.114
Opportunistic Small Cap Portfolio-Initial Shares - 1.50% series contract	136.918	0.000	5.587	131.331
Opportunistic Small Cap Portfolio-Initial Shares - 1.40% series contract	131,902.590	1,842.542	11,916.369	121,828.763
Opportunistic Small Cap Portfolio-Initial Shares - 1.10% series contract	97.507	0.000	50.439	47.068
Opportunistic Small Cap Portfolio-Initial Shares - 0.95% series contract	4.014	0.000	0.000	4.014

(6) CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2024	Units Purchased	Units Redeemed	Units Outstanding 12/31/2024
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio - 1.40% series contract	22,232.501	157.958	4,396.756	17,993.703
Calamos® Growth and Income Portfolio - 0.95% series contract	2,490.477	18.968	567.895	1,941.550
Davis Variable Account Fund, Inc.:
Davis Equity Portfolio - 1.40% series contract	17,853.290	250.859	4,244.010	13,860.139
Davis Equity Portfolio - 1.10% series contract	1,264.031	0.000	0.000	1,264.031
Davis Equity Portfolio - 0.95% series contract	516.582	0.000	0.000	516.582
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A - 1.40% series contract	59,547.041	863.849	9,792.574	50,618.316
DWS Small Cap Index VIP-Class A - 1.10% series contract	265.110	0.000	0.000	265.110
DWS Small Cap Index VIP-Class A - 0.95% series contract	445.957	0.000	28.791	417.166
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2 - 1.40% series contract	81,393.459	3,148.386	24,970.936	59,570.909
Templeton Foreign VIP Fund-Class 2 - 1.10% series contract	6,382.830	0.000	533.550	5,849.280
Templeton Foreign VIP Fund-Class 2 - 0.95% series contract	7,150.356	25.222	736.425	6,439.153
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.40% series contract	368,648.517	6,319.718	51,085.863	323,882.372
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.10% series contract	1,550.657	0.000	3.723	1,546.934
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 0.95% series contract	3,355.292	5.877	1,368.048	1,993.121
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.40% series contract	187,034.789	2,546.867	19,898.212	169,683.444
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.25% series contract	43.911	0.000	0.000	43.911
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.10% series contract	3,243.155	16.478	138.750	3,120.883
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 0.95% series contract	765.494	0.000	139.451	626.043
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.50% series contract	273.096	0.000	8.741	264.355
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.40% series contract	234,042.415	2,058.005	27,280.589	208,819.831
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.10% series contract	655.234	0.000	0.367	654.867
Janus Henderson VIT Forty Portfolio-Institutional Shares - 0.95% series contract	381.975	0.000	0.000	381.975
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.40% series contract	238,201.711	1,485.208	24,340.102	215,346.817
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.10% series contract	1,779.704	0.000	522.307	1,257.397
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 0.95% series contract	13.356	0.000	0.000	13.356
Janus Aspen Series:
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.40% series contract	210,655.236	4,656.409	19,023.684	196,287.961
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.25% series contract	28.242	0.000	0.000	28.242
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.10% series contract	4,180.080	81.294	940.242	3,321.132
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 0.95% series contract	2,706.387	10.120	83.032	2,633.475
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.50% series contract	91.604	0.000	0.303	91.301
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.40% series contract	237,019.223	2,209.759	33,772.041	205,456.941
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.10% series contract	2,629.155	0.000	0.000	2,629.155
Janus Henderson VIT Research Portfolio-Institutional Shares - 0.95% series contract	3.891	0.000	0.000	3.891
Morgan Stanley Variable Insurance Fund, Inc.:
Discovery Portfolio-Class I - 1.50% series contract	71.618	0.000	0.092	71.526
Discovery Portfolio-Class I - 1.40% series contract	25,572.878	730.648	7,863.573	18,439.953
Discovery Portfolio-Class I - 1.10% series contract	44.090	0.000	0.000	44.090
Discovery Portfolio-Class I - 0.95% series contract	524.097	11.928	108.420	427.605
Morgan Stanley VIF U.S. Real Estate Portfolio-Class I - 1.40% series contract	73,891.377	1,026.788	74,918.166	0.000
Morgan Stanley VIF U.S. Real Estate Portfolio-Class I - 1.25% series contract	20.187	0.000	20.187	0.000
Morgan Stanley VIF U.S. Real Estate Portfolio-Class I - 1.10% series contract	1,817.848	24.188	1,842.035	0.000
Morgan Stanley VIF U.S. Real Estate Portfolio-Class I - 0.95% series contract	708.436	3.331	711.767	0.000
Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund-Standard Class II - 1.50% series contract	40.623	0.000	0.387	40.236
LVIP American Century Capital Appreciation Fund-Standard Class II - 1.40% series contract	222,690.296	3,998.887	18,697.414	207,991.769
LVIP American Century Capital Appreciation Fund-Standard Class II - 1.10% series contract	1,684.369	0.000	3.705	1,680.664
LVIP American Century Capital Appreciation Fund-Standard Class II - 0.95% series contract	706.392	0.001	365.962	340.431
LVIP American Century Large Company Value Fund-Standard Class II - 1.40% series contract	71,750.771	1,454.129	16,025.484	57,179.416
LVIP American Century Large Company Value Fund-Standard Class II - 1.10% series contract	2,485.844	0.000	0.000	2,485.844
LVIP American Century Large Company Value Fund-Standard Class II - 0.95% series contract	2,087.720	0.000	158.490	1,929.230
LVIP American Century Mid Cap Value Fund-Standard Class II - 1.40% series contract	107,848.142	1,358.807	14,733.622	94,473.327
LVIP American Century Mid Cap Value Fund-Standard Class II - 1.10% series contract	2,121.750	0.000	3.916	2,117.834
LVIP American Century Mid Cap Value Fund-Standard Class II - 0.95% series contract	3,289.319	43.509	246.122	3,086.706
LVIP American Century Ultra® Fund-Standard Class II - 1.50% series contract	96.659	0.000	0.357	96.302
LVIP American Century Ultra® Fund-Standard Class II - 1.40% series contract	99,763.161	866.178	10,223.826	90,405.513
LVIP American Century Ultra® Fund-Standard Class II - 1.10% series contract	2,584.463	0.000	2.455	2,582.008
LVIP American Century Ultra® Fund-Standard Class II - 0.95% series contract	935.422	0.000	61.582	873.840
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class - 1.40% series contract	53,070.363	1,561.557	8,593.195	46,038.725
PIMCO Real Return Portfolio-Administrative Class - 1.10% series contract	583.425	0.000	1.012	582.413
PIMCO Real Return Portfolio-Administrative Class - 0.95% series contract	2,535.597	26.477	335.830	2,226.244
PIMCO Total Return Portfolio-Administrative Class - 1.40% series contract	140,783.810	3,180.749	19,558.579	124,405.980
PIMCO Total Return Portfolio-Administrative Class - 1.10% series contract	11,419.846	426.527	1,846.999	9,999.374
PIMCO Total Return Portfolio-Administrative Class - 0.95% series contract	10,359.911	274.265	594.487	10,039.689
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund - 1.40% series contract	27,431.139	358.490	5,011.812	22,777.817
Wilshire Global Allocation Fund - 1.10% series contract	1,066.210	0.000	0.000	1,066.210

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7) UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2025				Periods Ended December 31, 2025
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	68	$96.452255	$109.736076	$6,536	0.44%	0.95%	1.40%	19.31%	19.85%
Invesco V.I. Comstock Fund-Series I Shares	126	37.094802	40.256737	4,743	1.64%	0.95%	1.50%	15.68%	16.33%
Invesco V.I. Core Equity Fund-Series I Shares	92	39.912468	43.658333	3,682	0.63%	0.95%	1.40%	14.54%	15.06%
Invesco V.I. Discovery Large Cap Fund-Series I Shares	33	56.594210	62.302656	1,873	0.00%	0.95%	1.40%	11.22%	11.72%
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	386	16.302550	16.729593	6,296	0.00%	0.95%	1.40%	3.32%	3.79%
Invesco V.I. Diversified Dividend Fund-Series I Shares	28	32.389472	34.630360	905	1.56%	0.95%	1.40%	14.12%	14.64%
Invesco V.I. Equity and Income Fund-Series I Shares	59	11.854580	11.854580	696	1.86%	1.40%	1.40%	11.23%	11.23%
Invesco V.I. Health Care Fund-Series I Shares	65	37.946594	42.449604	2,478	0.00%	0.95%	1.40%	13.71%	14.23%
Invesco V.I. High Yield Fund-Series I Shares	32	23.715641	26.178135	764	7.81%	0.95%	1.40%	5.23%	5.71%
Invesco V.I. Main Street Fund®-Series I Shares	36	51.481479	56.674238	1,855	0.52%	0.95%	1.40%	14.31%	14.83%
Invesco V.I. Small Cap Equity Fund-Series I Shares	30	40.524304	44.612770	1,228	0.00%	0.95%	1.40%	6.53%	7.02%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	25	20.064806	21.847409	500	1.85%	0.95%	1.40%	13.21%	13.72%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	15	13.819043	13.819043	203	2.63%	1.40%	1.40%	7.30%	7.30%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	42	23.134172	25.189427	990	1.16%	0.95%	1.40%	16.26%	16.79%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	44	16.746146	18.233923	735	2.67%	0.95%	1.40%	10.14%	10.64%
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	18	29.295483	31.898375	542	0.48%	0.95%	1.40%	8.28%	8.77%
Technology Growth Portfolio-Initial Shares	213	87.324773	98.212840	19,013	0.00%	0.95%	1.50%	26.24%	26.95%
BNY Mellon Stock Index Fund, Inc.-Initial Shares	641	74.984746	87.794889	49,490	0.99%	0.95%	1.50%	15.77%	16.42%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	122	56.018112	61.053681	6,870	0.25%	1.10%	1.40%	14.35%	14.70%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	108	63.467295	72.205482	6,849	0.37%	0.95%	1.40%	8.53%	9.03%
Government Money Market Portfolio	5,484	1.165340	1.298806	6,409	3.86%	0.95%	1.40%	2.14%	2.29%
Growth and Income Portfolio-Initial Shares	59	66.615690	75.788285	3,904	0.45%	0.95%	1.40%	15.20%	15.72%
Small Cap Portfolio-Initial Shares	110	33.401686	39.109065	3,776	0.64%	0.95%	1.50%	9.32%	9.93%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	18	34.754884	37.842093	624	0.29%	0.95%	1.40%	15.75%	16.28%
Davis Variable Account Fund, Inc.:
Davis Equity Portfolio	15	34.519655	37.586564	516	1.04%	0.95%	1.40%	25.46%	26.04%
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	46	51.446224	58.065324	2,354	1.36%	0.95%	1.40%	11.06%	11.57%
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	61	13.856499	15.087867	858	2.33%	0.95%	1.40%	27.39%	27.97%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	291	79.270904	90.184948	23,101	2.00%	0.95%	1.40%	13.49%	14.01%
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	155	101.270781	115.216523	15,707	0.20%	0.95%	1.40%	6.16%	6.65%
Janus Henderson VIT Forty Portfolio-Institutional Shares	189	84.786875	98.313314	16,508	0.07%	0.95%	1.50%	16.37%	17.02%
Janus Henderson VIT Global Research Portfolio-Institutional Shares	193	51.302526	58.366795	9,900	0.57%	0.95%	1.40%	19.23%	19.77%
Janus Henderson VIT Overseas Portfolio-Institutional Shares	174	49.967776	56.849313	8,728	1.41%	0.95%	1.40%	27.07%	27.65%
Janus Henderson VIT Research Portfolio-Institutional Shares	178	81.632073	95.578707	14,991	0.00%	0.95%	1.50%	16.61%	17.26%
Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund-Standard Class II	186	27.569853	29.425726	5,188	0.00%	0.95%	1.50%	5.12%	5.70%
LVIP American Century Large Company Value Fund-Standard Class II	55	32.794377	36.102719	1,815	1.46%	0.95%	1.40%	13.79%	14.31%
LVIP American Century Mid Cap Value Fund-Standard Class II	78	48.177533	53.037255	3,761	1.73%	0.95%	1.40%	7.47%	7.96%
LVIP American Century Ultra® Fund-Standard Class II	77	74.281138	83.542037	5,860	0.00%	0.95%	1.50%	11.15%	11.77%
Morgan Stanley Variable Insurance Fund, Inc.:
Discovery Portfolio-Class I	18	48.508651	52.818844	865	0.44%	0.95%	1.40%	11.00%	11.51%
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	43	15.525392	17.091598	669	3.34%	0.95%	1.40%	6.36%	6.85%
PIMCO Total Return Portfolio-Administrative Class	148	16.498159	18.162457	2,461	4.01%	0.95%	1.40%	7.39%	7.88%
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	24	15.844439	16.189326	377	3.23%	1.10%	1.40%	15.83%	16.19%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7) UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2024				Periods Ended December 31, 2024
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	78	$80.841853	$91.558148	$6,355	0.99%	0.95%	1.40%	28.57%	29.16%
Invesco V.I. Capital Appreciation Fund-Series I Shares	38	49.858571	55.764346	1,919	0.00%	0.95%	1.50%	32.13%	32.88%
Invesco V.I. Comstock Fund-Series I Shares	142	32.065689	34.605776	4,624	1.70%	0.95%	1.50%	13.44%	14.07%
Invesco V.I. Core Equity Fund-Series I Shares	102	34.845122	37.942332	3,543	0.69%	0.95%	1.40%	23.84%	24.41%
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	446	15.778348	16.118116	7,043	0.00%	0.95%	1.40%	22.48%	23.04%
Invesco V.I. Diversified Dividend Fund-Series I Shares	32	28.381899	30.207706	895	1.78%	0.95%	1.40%	11.62%	12.13%
Invesco V.I. Equity and Income Fund-Series I Shares (*)	74	10.658060	10.691362	792	3.52%	0.95%	1.40%	0.00%	0.00%
Invesco V.I. Health Care Fund-Series I Shares	66	33.370403	37.160863	2,213	0.00%	0.95%	1.40%	2.70%	3.17%
Invesco V.I. High Yield Fund-Series I Shares	26	22.536631	24.763664	593	5.49%	0.95%	1.40%	6.21%	6.70%
Invesco V.I. Main Street Fund®-Series I Shares	42	45.038280	49.356000	1,903	0.00%	0.95%	1.40%	21.90%	22.46%
Invesco V.I. Small Cap Equity Fund-Series I Shares	37	38.038648	41.686113	1,409	0.13%	0.95%	1.40%	16.42%	16.96%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	27	17.723799	19.210764	483	1.61%	0.95%	1.40%	8.62%	9.12%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	16	12.878787	12.878787	201	1.93%	1.40%	1.40%	3.81%	3.81%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	68	19.898491	21.567891	1,358	1.44%	0.95%	1.40%	11.08%	11.59%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	31	15.204387	16.479989	470	2.14%	0.95%	1.40%	6.44%	6.93%
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	27	27.056151	29.326247	731	0.64%	0.95%	1.40%	10.75%	11.26%
Technology Growth Portfolio-Initial Shares	246	69.172835	77.366148	17,343	0.00%	0.95%	1.50%	23.84%	24.54%
BNY Mellon Stock Index Fund, Inc.-Initial Shares	737	64.770680	75.415018	49,136	1.19%	0.95%	1.50%	22.78%	23.47%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	133	48.989073	53.230826	6,547	0.56%	1.10%	1.40%	23.13%	23.50%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	122	58.478064	66.227171	7,134	0.43%	0.95%	1.40%	11.21%	11.73%
Government Money Market Portfolio	6,471	1.140910	1.269694	7,407	3.52%	0.95%	1.40%	2.91%	3.05%
Growth and Income Portfolio-Initial Shares	63	57.827023	65.490695	3,667	0.55%	0.95%	1.40%	20.99%	21.55%
Opportunistic Small Cap Portfolio-Initial Shares	122	30.553742	35.575856	3,833	0.69%	0.95%	1.50%	3.04%	3.62%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	20	30.024729	32.543319	603	0.39%	0.95%	1.40%	19.37%	19.92%
Davis Variable Account Fund, Inc.:
Davis Equity Portfolio	16	27.513783	29.822266	433	1.05%	0.95%	1.40%	16.39%	16.92%
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	51	46.322687	52.045113	2,380	1.19%	0.95%	1.40%	9.58%	10.09%
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	72	10.877480	11.790322	791	2.38%	0.95%	1.40%	-2.40%	-1.95%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	327	69.845525	79.100988	22,897	2.08%	0.95%	1.40%	13.80%	14.32%
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	173	95.390510	108.033467	16,581	0.75%	0.95%	1.40%	13.98%	14.50%
Janus Henderson VIT Forty Portfolio-Institutional Shares	210	72.858561	84.013163	15,719	0.11%	0.95%	1.50%	26.53%	27.24%
Janus Henderson VIT Global Research Portfolio-Institutional Shares	217	43.029493	48.732285	9,326	0.78%	0.95%	1.40%	21.84%	22.40%
Janus Henderson VIT Overseas Portfolio-Institutional Shares	202	39.322778	44.535163	7,979	1.41%	0.95%	1.40%	4.34%	4.82%
Janus Henderson VIT Research Portfolio-Institutional Shares	208	70.002516	81.507406	14,999	0.03%	0.95%	1.50%	33.27%	34.02%
Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund-Standard Class II	210	26.227623	27.837723	5,571	0.00%	0.95%	1.50%	23.09%	23.78%
LVIP American Century Large Company Value Fund-Standard Class II	62	28.820986	31.584360	1,785	2.52%	0.95%	1.40%	9.16%	9.66%
LVIP American Century Mid Cap Value Fund-Standard Class II	100	44.829228	49.126966	4,488	2.49%	0.95%	1.40%	7.19%	7.69%
LVIP American Century Ultra® Fund-Standard Class II	94	66.829407	74.744122	6,425	0.00%	0.95%	1.50%	26.85%	27.56%
Morgan Stanley Variable Insurance Fund, Inc.:
Discovery Portfolio-Class I	19	42.922877	47.366980	831	0.00%	0.95%	1.50%	39.69%	40.47%
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	49	14.596978	15.996501	717	2.68%	0.95%	1.40%	0.69%	1.16%
PIMCO Total Return Portfolio-Administrative Class	144	15.362728	16.835633	2,244	4.10%	0.95%	1.40%	1.09%	1.55%
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	24	13.678591	13.933938	326	1.74%	1.10%	1.40%	9.40%	9.74%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(*)	Period from April 26, 2024 (commencement of operations) to December 31, 2024.

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7) UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2023				Periods Ended December 31, 2023
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	85	$62.876636	$70.885349	$5,376	0.60%	0.95%	1.40%	13.99%	14.50%
Invesco V.I. Capital Appreciation Fund-Series I Shares	43	37.733275	41.966585	1,646	0.00%	0.95%	1.50%	33.35%	34.10%
Invesco V.I. Comstock Fund-Series I Shares	166	28.267698	30.336144	4,756	1.72%	0.95%	1.50%	10.68%	11.29%
Invesco V.I. Conservative Balanced Fund-Series I Shares	48	15.596774	17.013934	755	1.84%	0.95%	1.40%	11.03%	11.53%
Invesco V.I. Core Equity Fund-Series I Shares	115	28.138244	30.498994	3,241	0.74%	0.95%	1.40%	21.64%	22.20%
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	521	12.882484	13.099593	6,715	0.00%	0.95%	1.40%	11.57%	12.08%
Invesco V.I. Diversified Dividend Fund-Series I Shares	40	25.427804	26.939588	1,011	1.83%	0.95%	1.40%	7.52%	8.01%
Invesco V.I. Health Care Fund-Series I Shares	72	32.493874	36.018962	2,337	0.00%	0.95%	1.40%	1.58%	2.05%
Invesco V.I. High Yield Fund-Series I Shares	32	21.219331	23.209373	692	5.24%	0.95%	1.40%	8.64%	9.13%
Invesco V.I. Main Street Fund®-Series I Shares	48	36.946733	40.303303	1,783	0.81%	0.95%	1.40%	21.50%	22.05%
Invesco V.I. Small Cap Equity Fund-Series I Shares	41	32.672343	35.641194	1,356	0.00%	0.95%	1.40%	14.95%	15.47%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	35	16.317851	17.605828	580	1.97%	0.95%	1.40%	11.25%	11.75%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	22	12.406476	13.385724	271	2.22%	0.95%	1.40%	6.34%	6.82%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	76	17.913447	19.327362	1,387	1.79%	0.95%	1.40%	13.66%	14.18%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	34	14.284291	15.411755	497	2.05%	0.95%	1.40%	9.05%	9.55%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	225	21.307647	22.489093	4,846	0.00%	0.95%	1.50%	18.88%	19.55%
VP Large Company Value Fund-Class I	76	26.402502	28.801443	2,024	2.54%	0.95%	1.40%	2.43%	2.90%
VP Mid Cap Value Fund-Class I	113	41.820841	45.620209	4,754	2.24%	0.95%	1.40%	4.65%	5.13%
VP Ultra® Fund-Class I	103	52.684277	58.593970	5,566	0.00%	0.95%	1.50%	41.36%	42.15%
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	29	24.430645	26.359145	715	0.55%	0.95%	1.40%	16.34%	16.87%
Technology Growth Portfolio-Initial Shares	260	55.856836	62.123154	14,825	0.00%	0.95%	1.50%	57.04%	57.91%
BNY Mellon Stock Index Fund, Inc.-Initial Shares	812	52.754605	61.080431	44,024	1.42%	0.95%	1.50%	24.05%	24.74%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	150	39.787520	43.100283	5,957	0.77%	1.10%	1.40%	22.09%	22.46%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	132	52.581585	59.276483	6,964	0.71%	0.95%	1.40%	19.28%	19.82%
Government Money Market Portfolio	3,781	1.108595	1.232672	4,207	4.51%	0.95%	1.40%	2.87%	2.97%
Growth and Income Portfolio-Initial Shares	66	47.792971	53.878926	3,147	0.65%	0.95%	1.40%	24.92%	25.49%
Opportunistic Small Cap Portfolio-Initial Shares	132	29.653660	34.334455	4,024	0.33%	0.95%	1.50%	7.65%	8.25%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	25	25.151850	27.136827	627	0.59%	0.95%	1.40%	18.44%	18.98%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	20	23.639526	25.505580	467	1.28%	0.95%	1.40%	30.78%	31.37%
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	60	42.271891	47.276298	2,550	1.15%	0.95%	1.40%	15.13%	15.65%
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	95	11.144507	12.024405	1,068	3.55%	0.95%	1.40%	19.07%	19.61%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	374	61.376858	69.191652	22,962	2.06%	0.95%	1.40%	13.80%	14.32%
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	191	83.693739	94.352212	16,023	0.15%	0.95%	1.40%	16.42%	16.95%
Janus Henderson VIT Forty Portfolio-Institutional Shares	235	57.583774	66.028154	13,900	0.19%	0.95%	1.50%	37.87%	38.64%
Janus Henderson VIT Global Research Portfolio-Institutional Shares	240	35.316864	39.814290	8,481	0.92%	0.95%	1.40%	25.01%	25.58%
Janus Henderson VIT Overseas Portfolio-Institutional Shares	218	37.686317	42.486205	8,225	1.51%	0.95%	1.40%	9.33%	9.82%
Janus Henderson VIT Research Portfolio-Institutional Shares	240	52.528284	60.819006	12,945	0.15%	0.95%	1.50%	41.03%	41.82%
Morgan Stanley Variable Insurance Fund, Inc.:
Discovery Portfolio-Class I	26	30.727728	33.719479	821	0.00%	0.95%	1.50%	42.18%	42.98%
U.S. Real Estate Portfolio-Class I	76	48.334703	54.490780	3,706	2.17%	0.95%	1.40%	12.92%	13.43%
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	56	14.496496	15.813585	818	3.25%	0.95%	1.40%	2.22%	2.69%
PIMCO Total Return Portfolio-Administrative Class	163	15.197169	16.577876	2,495	3.61%	0.95%	1.40%	4.46%	4.94%
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	28	12.502821	12.697239	357	1.34%	1.10%	1.40%	14.81%	15.16%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7) UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2022				Periods Ended December 31, 2022
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	97	$55.161888	$61.906202	$5,379	0.70%	0.95%	1.40%	-3.97%	-3.54%
Invesco V.I. Capital Appreciation Fund-Series I Shares	51	28.295676	31.296096	1,465	0.00%	0.95%	1.50%	-31.82%	-31.44%
Invesco V.I. Comstock Fund-Series I Shares	187	25.540569	27.257697	4,852	1.63%	0.95%	1.50%	-0.39%	0.17%
Invesco V.I. Conservative Balanced Fund-Series I Shares	53	14.047478	15.254429	754	1.22%	0.95%	1.40%	-18.02%	-17.64%
Invesco V.I. Core Equity Fund-Series I Shares	131	23.131993	24.959187	3,021	0.86%	0.95%	1.40%	-21.66%	-21.30%
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	570	11.546339	11.687760	6,584	0.00%	0.95%	1.40%	-31.95%	-31.64%
Invesco V.I. Diversified Dividend Fund-Series I Shares	49	23.648650	24.941126	1,149	1.83%	0.95%	1.40%	-3.05%	-2.61%
Invesco V.I. Health Care Fund-Series I Shares	86	31.987472	35.296933	2,741	0.00%	0.95%	1.40%	-14.53%	-14.14%
Invesco V.I. High Yield Fund-Series I Shares	34	19.532085	21.267076	659	3.83%	0.95%	1.40%	-10.82%	-10.41%
Invesco V.I. Main Street Fund®-Series I Shares	55	30.409629	33.022086	1,690	1.35%	0.95%	1.40%	-21.25%	-20.89%
Invesco V.I. Small Cap Equity Fund-Series I Shares	55	28.423582	30.865885	1,573	0.00%	0.95%	1.40%	-21.62%	-21.26%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	36	14.668183	15.754246	535	1.73%	0.95%	1.40%	-14.10%	-13.71%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	23	11.667122	12.530946	267	1.34%	0.95%	1.40%	-13.05%	-12.65%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	79	15.760706	16.927666	1,265	1.36%	0.95%	1.40%	-14.46%	-14.07%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	37	13.098784	14.068626	491	1.67%	0.95%	1.40%	-13.76%	-13.37%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	277	17.922925	18.812024	5,014	0.00%	0.95%	1.50%	-29.19%	-28.79%
VP Large Company Value Fund-Class I	85	25.775307	27.989824	2,201	2.02%	0.95%	1.40%	-1.65%	-1.21%
VP Mid Cap Value Fund-Class I	130	39.961798	43.394699	5,229	2.19%	0.95%	1.40%	-2.57%	-2.13%
VP Ultra® Fund-Class I	120	37.268293	41.219507	4,582	0.00%	0.95%	1.50%	-33.39%	-33.02%
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	32	20.999399	22.554400	683	0.43%	0.95%	1.40%	-15.48%	-15.10%
Technology Growth Portfolio-Initial Shares	292	35.568841	39.340455	10,583	0.00%	0.95%	1.50%	-47.19%	-46.90%
BNY Mellon Stock Index Fund, Inc.-Initial Shares	920	42.528319	48.967711	40,175	1.27%	0.95%	1.50%	-19.54%	-19.09%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	184	32.587961	36.571412	5,993	0.51%	0.95%	1.40%	-23.95%	-23.60%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	144	44.082205	49.469834	6,366	0.61%	0.95%	1.40%	-19.21%	-18.84%
Government Money Market Portfolio	1,555	1.077713	1.197106	1,684	1.15%	0.95%	1.40%	-0.15%	0.26%
Growth and Income Portfolio-Initial Shares	76	38.259607	42.936272	2,920	0.72%	0.95%	1.40%	-16.01%	-15.63%
Opportunistic Small Cap Portfolio-Initial Shares	147	27.547032	31.718663	4,155	0.00%	0.95%	1.50%	-17.87%	-17.41%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	33	21.235450	22.807575	715	0.64%	0.95%	1.40%	-20.20%	-19.84%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	23	18.076030	19.414610	421	1.10%	0.95%	1.40%	-21.25%	-20.89%
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	71	36.717468	40.878226	2,601	0.87%	0.95%	1.40%	-21.75%	-21.39%
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	135	9.359527	10.052747	1,272	3.09%	0.95%	1.40%	-8.90%	-8.48%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	457	53.932573	60.524087	24,651	1.14%	0.95%	1.40%	-17.57%	-17.19%
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	216	71.887489	80.675308	15,579	0.19%	0.95%	1.40%	-17.12%	-16.74%
Janus Henderson VIT Forty Portfolio-Institutional Shares	263	41.766629	47.626588	11,280	0.16%	0.95%	1.50%	-34.55%	-34.18%
Janus Henderson VIT Global Research Portfolio-Institutional Shares	273	28.251596	31.705077	7,716	0.96%	0.95%	1.40%	-20.54%	-20.18%
Janus Henderson VIT Overseas Portfolio-Institutional Shares	249	34.471528	38.685845	8,599	1.61%	0.95%	1.40%	-9.88%	-9.47%
Janus Henderson VIT Research Portfolio-Institutional Shares	265	37.245869	42.886020	10,133	0.14%	0.95%	1.50%	-30.94%	-30.56%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	106	18.793689	21.090930	2,007	3.94%	0.95%	1.40%	-15.53%	-15.14%
Discovery Portfolio-Class I	31	21.611129	23.584158	672	0.00%	0.95%	1.50%	-63.52%	-63.32%
U.S. Real Estate Portfolio-Class I	89	42.805228	48.038442	3,800	1.16%	0.95%	1.40%	-28.07%	-27.75%
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	60	14.181160	15.399470	862	6.74%	0.95%	1.40%	-13.14%	-12.75%
PIMCO Total Return Portfolio-Administrative Class	193	14.548337	15.798160	2,830	2.67%	0.95%	1.40%	-15.51%	-15.12%
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	28	15.527423	15.527423	435	0.78%	1.40%	1.40%	-13.89%	-13.89%
Timothy Plan Strategic Growth Portfolio Variable Series	29	15.990763	15.990763	460	0.93%	1.40%	1.40%	-14.17%	-14.17%
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	29	10.889807	11.025674	313	3.16%	1.10%	1.40%	-18.97%	-18.73%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7) UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2021				Periods Ended December 31, 2021
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	109	$57.444554	$64.175442	$6,289	0.45%	0.95%	1.40%	26.16%	26.74%
Invesco V.I. Capital Appreciation Fund-Series I Shares	54	41.501754	45.647719	2,280	0.00%	0.95%	1.50%	20.73%	21.41%
Invesco V.I. Comstock Fund-Series I Shares	208	25.640535	27.212717	5,390	1.81%	0.95%	1.50%	31.36%	32.09%
Invesco V.I. Conservative Balanced Fund-Series I Shares	62	17.134632	18.522377	1,072	1.51%	0.95%	1.40%	9.08%	9.58%
Invesco V.I. Core Equity Fund-Series I Shares	146	29.526635	31.714325	4,302	0.65%	0.95%	1.40%	25.95%	26.53%
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	635	16.966960	17.096742	10,773	0.00%	0.95%	1.40%	17.43%	17.97%
Invesco V.I. Diversified Dividend Fund-Series I Shares	51	24.393330	25.609842	1,253	2.09%	0.95%	1.40%	17.23%	17.77%
Invesco V.I. Health Care Fund-Series I Shares	90	37.424317	41.108827	3,352	0.21%	0.95%	1.40%	10.73%	11.23%
Invesco V.I. High Yield Fund-Series I Shares	44	21.901477	23.738766	967	4.68%	0.95%	1.40%	2.92%	3.39%
Invesco V.I. Main Street Fund®-Series I Shares	59	38.615183	41.742237	2,307	0.69%	0.95%	1.40%	25.78%	26.36%
Invesco V.I. Small Cap Equity Fund-Series I Shares	63	36.262982	39.200102	2,283	0.18%	0.95%	1.40%	18.72%	19.26%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	49	17.076305	18.257430	834	1.28%	0.95%	1.40%	9.24%	9.74%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	25	13.418391	14.346478	338	1.34%	0.95%	1.40%	0.85%	1.31%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	97	18.425977	19.700463	1,811	1.07%	0.95%	1.40%	13.28%	13.79%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	38	15.189111	16.239689	576	1.38%	0.95%	1.40%	4.98%	5.46%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	306	25.310689	26.418750	7,807	0.00%	0.95%	1.50%	9.49%	10.10%
VP Large Company Value Fund-Class I	97	26.208755	28.331466	2,561	1.49%	0.95%	1.40%	20.01%	20.56%
VP Mid Cap Value Fund-Class I	150	41.017196	44.338759	6,164	1.18%	0.95%	1.40%	21.48%	22.03%
VP Ultra® Fund-Class I	130	55.948770	61.536995	7,417	0.00%	0.95%	1.50%	21.31%	21.99%
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	37	24.845993	26.564708	937	0.47%	0.95%	1.40%	23.80%	24.37%
Technology Growth Portfolio-Initial Shares	318	67.354634	74.082592	21,792	0.00%	0.95%	1.50%	11.23%	11.86%
BNY Mellon Stock Index Fund, Inc.-Initial Shares	990	52.857336	60.523089	53,697	1.14%	0.95%	1.50%	26.49%	27.19%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	204	42.851082	47.870744	8,771	0.77%	0.95%	1.40%	25.22%	25.79%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	173	54.564241	60.955032	9,384	0.44%	0.95%	1.40%	25.35%	25.92%
Government Money Market Portfolio	1,854	1.079301	1.194023	2,010	0.01%	0.95%	1.40%	-1.29%	-0.78%
Growth and Income Portfolio-Initial Shares	88	45.551606	50.887610	4,001	0.48%	0.95%	1.40%	23.87%	24.44%
Opportunistic Small Cap Portfolio-Initial Shares	158	33.540192	38.405179	5,433	0.12%	0.95%	1.50%	14.72%	15.36%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	37	26.611253	28.451641	999	0.36%	0.95%	1.40%	19.70%	20.24%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	28	22.952926	24.540758	646	0.55%	0.95%	1.40%	16.20%	16.73%
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	84	46.920950	52.000745	3,924	0.87%	0.95%	1.40%	12.90%	13.42%
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	164	10.273677	10.984520	1,691	2.00%	0.95%	1.40%	2.70%	3.17%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	517	65.428890	73.092239	33,788	0.90%	0.95%	1.40%	15.56%	16.08%
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	234	86.732490	96.893191	20,353	0.32%	0.95%	1.40%	15.20%	15.72%
Janus Henderson VIT Forty Portfolio-Institutional Shares	295	63.813174	72.362244	19,303	0.00%	0.95%	1.50%	21.05%	21.73%
Janus Henderson VIT Global Research Portfolio-Institutional Shares	298	35.553685	39.718606	10,610	0.52%	0.95%	1.40%	16.44%	16.97%
Janus Henderson VIT Overseas Portfolio-Institutional Shares	284	38.251898	42.733453	10,862	1.16%	0.95%	1.40%	11.99%	12.51%
Janus Henderson VIT Research Portfolio-Institutional Shares	285	53.933650	61.756115	15,758	0.10%	0.95%	1.50%	18.53%	19.19%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	130	22.248521	24.854754	2,906	3.97%	0.95%	1.40%	-1.72%	-1.27%
Discovery Portfolio-Class I	33	59.240604	64.288999	2,005	0.00%	0.95%	1.50%	-12.40%	-11.91%
U.S. Real Estate Portfolio-Class I	95	59.513452	66.485819	5,679	2.05%	0.95%	1.40%	37.85%	38.47%
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	79	16.326741	17.648937	1,292	4.88%	0.95%	1.40%	4.13%	4.61%
PIMCO Total Return Portfolio-Administrative Class	219	17.218209	18.612541	3,803	1.78%	0.95%	1.40%	-2.65%	-2.20%
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	31	17.677399	18.032924	558	0.72%	1.40%	1.50%	6.31%	6.42%
Timothy Plan Strategic Growth Portfolio Variable Series	34	18.263939	18.631120	625	0.74%	1.40%	1.50%	10.83%	10.94%
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	32	13.439982	13.566417	436	1.12%	1.10%	1.40%	10.28%	10.61%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.